Acorn Family of Funds
First Quarter Report
March 31, 2000


Managed by Wanger Asset Management, L.P.

Acorn Family of Funds First Quarter Report 2000
     Table of Contents


The Acorn Family of Funds

     Performance At A Glance                                               1

Squirrel Chatter: The South Sea Bubble                                     2

Acorn Fund

     In a Nutshell                                                         4
     At a Glance                                                           5
     Major Portfolio Changes                                              14
     Statement of Investments                                             16

Acorn International

     In a Nutshell                                                         6
     At a Glance                                                           7
     Major Portfolio Changes                                              23
     Statement of Investments                                             26
     Portfolio Diversification                                            30

Acorn USA

     In a Nutshell                                                         8
     At a Glance                                                           9
     Major Portfolio Changes                                              31
     Statement of Investments                                             32

Acorn Foreign Forty

     In a Nutshell                                                        10
     At a Glance                                                          11
     Major Portfolio Changes                                              35
     Statement of Investments                                             36
     Portfolio Diversification                                            37

Acorn Twenty

     In a Nutshell                                                        12
     At a Glance                                                          13
     Major Portfolio Changes                                              38
     Statement of Investments                                             39

Trustees, Officers and Contact Information                                40

                              [PICTURE OF ACORNS]

                              NEW IN THIS REPORT:

                                        AFTER-TAX RETURNS

                                        Flip through any financial magazine and
                                        you'll see fund advertisements touting
                                        impressive returns. What these numbers
                                        don't show is the effect taxes have on
                                        an investment. Mutual funds are subject
                                        to taxes that can greatly influence the
                                        actual return you get to keep. To help
                                        you better understand the tax impact,
                                        the Acorn Family of Funds is now
                                        including after-tax performance for each of our funds.

                            For an explanation of this new data, turn this over.

NEW IN THIS REPORT:
                                                  AFTER TAX RETURNS
-----------------------------------------------------------------------------------------------------------------------
    Pretax and After-tax Average Annual Total Returns through March 31, 2000

                                        1 Year                                                  5 Years
                     (1)         (2)        (3)          (4)
                                        After-tax w/     Tax                                      After-tax w/   Tax
                    Pretax  After-tax   redemption    efficiency             Pretax  After-tax    redemption   efficiency
    -----------------------------------------------------------------------------------------------------------------------
    Acorn
    International   98.56%   96.13%       60.65%         97.54%              25.85%    24.84%      21.64%           96.09%
    -----------------------------------------------------------------------------------------------------------------------
(5) Foreign Stock
    Category AVg.*  44.59%   42.39%         NA           95.07%              15.54%    13.89%        NA             89.38%
    -----------------------------------------------------------------------------------------------------------------------

                                      Life of Fund

                                               After-tax w/   Tax
                     Pretax      After-tax     redemption   efficiency
------------------------------------------------------------------------
Acorn
International         22.76%    22.06%          19.58%       96.92%
------------------------------------------------------------------------
Foreign Stock
Category AVg.*2        NA         NA              NA          NA
------------------------------------------------------------------------
*Source: Morningstar, Inc.
------------------------------------------------------------------------

(1) PRETAX RETURNS

This is the same average annual total return we've shown for years. These pretax numbers assume that all distributions you receive from the fund are reinvested into new shares. This number does not consider the impact of the tax you pay on income dividends or short- and long-term capital gains.

As an owner of mutual fund shares, you can be taxed two ways: on the earnings a fund distributes to you while you own its shares and on the profits you make when you sell or exchange shares.

(2) AFTER-TAX RETURNS

To determine after-tax total returns on shares that are owned, distributions are treated as taxed at the maximum tax rate in effect at the time they were paid with the balance reinvested. These rates are currently 39.6% for income and short-term capital gain distributions and 20% for long-term capital gain distributions. We use the highest tax rates to demonstrate the worst-case tax scenario.

(3) AFTER-TAX W/REDEMPTION

After-tax returns with redemptions reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. These returns are taxed at the maximum rate in effect at the time of sale (currently 20%) and assume that you bought your shares at the beginning of the period.

Note: State and local taxes are not considered in the calculations.

(4) DETERMINING TAX EFFICIENCY

The tax efficiency percentage is calculated by dividing the after-tax return by the pretax return. The closer to 100%, the more tax efficient your investment is. For the 1-year period, Acorn International scored a 97.54% tax-efficiency rating meaning the after-tax return was 97.54% of the pretax return. There are many factors that affect tax efficiency. A fund's turnover rate, accounting methods, cash flow and the types of securities held, all influence how tax-friendly an investment is.

(5) THE BENCHMARK

How do Acorn's funds compare to their peers? To address that question, we are including Morningstar category average performance. The returns provided by Morningstar, Inc. are calculated in the same way as the fund calculations. As you can see, 2.43% of Acorn International's return was lost to federal income tax for the 1-year while its peer group lost an average of 2.2%. Morningstar does not calculate after-tax w/ redemption or life of fund data so we have placed "NA" for "not available" in those spaces.

The actual after-tax returns you achieve depend on your tax situation and your own decision to sell or hold fund shares.

The Acorn Family of Funds
     >Performance At A Glance Average Annual Total Returns through 3/31/00

                                    Inception       1st*        1         3          5         10         Life
                                       Date       Quarter      year     years      years      years      of Fund
------------------------------------------------------------------------------------------------------------------
Acorn
Fund                                 6/10/70       0.43%      38.90%    22.06%     20.63%     17.40%      17.00%
------------------------------------------------------------------------------------------------------------------
S&P 500                                            2.29%      17.94%    27.37%     26.73%     18.82%      14.67%
------------------------------------------------------------------------------------------------------------------
Russell 2000                                       7.08%      37.29%    17.74%     17.22%     14.42%         NA
------------------------------------------------------------------------------------------------------------------
Lipper Small Cap
Core Index                                        10.32%      44.80%    18.19%     17.68%        NA          NA
------------------------------------------------------------------------------------------------------------------
S&P MidCap 400                                    12.69%      38.09%    27.36%     24.03%     19.09%         NA
------------------------------------------------------------------------------------------------------------------
Acorn
International                        9/23/92      12.09%      98.56%    31.47%     25.85%        --       22.76%
------------------------------------------------------------------------------------------------------------------
EMI (World ex-U.S.)                                2.03%      24.21%     9.24%      7.76%        --        9.43%
------------------------------------------------------------------------------------------------------------------
EAFE                                              (0.11%)     25.09%    16.30%     12.38%        --       13.00%
------------------------------------------------------------------------------------------------------------------
IFCI Composite                                     1.34%      52.68%     0.94%      5.74%        --        9.13%
------------------------------------------------------------------------------------------------------------------
Lipper Int'l Small
Cap Funds Index                                   10.41%      73.39%    22.94%        NA         --          NA
------------------------------------------------------------------------------------------------------------------
Lipper Int'l
Funds Index                                        0.62%      36.93%    17.79%     16.67%        --       15.07%
------------------------------------------------------------------------------------------------------------------
Acorn
USA                                   9/4/96      (1.19%)     31.99%    19.94%        --         --       21.09%
------------------------------------------------------------------------------------------------------------------
Russell 2000                                       7.08%      37.29%    17.74%        --         --       15.76%
------------------------------------------------------------------------------------------------------------------
Lipper Small Cap
Value Index                                        3.60%      17.99%     8.30%        --         --       10.02%
------------------------------------------------------------------------------------------------------------------
S&P MidCap 400                                    12.96%      38.09%    27.36%        --         --       25.52%
------------------------------------------------- ----------------------------------------------------------------
S&P 500                                            2.29%      17.94%    27.37%        --         --       27.97%
------------------------------------------------- ----------------------------------------------------------------
Acorn Foreign
Forty                               11/23/98      15.60%      92.76%       --         --         --       85.36%
------------------------------------------------- ----------------------------------------------------------------
EAFE                                              (0.11%)     25.09%       --         --         --       22.75%
------------------------------------------------------------------------------------------------------------------
SSB World ex-US
Cap Range $2-10B                                  (0.71%)     21.34%       --         --         --       19.13%
------------------------------------------------------------------------------------------------------------------
Lipper International
Funds Index                                        0.62%      36.93%       --         --         --       29.26%
------------------------------------------------------------------------------------------------------------------
Acorn
Twenty                              11/23/98       2.34%      23.44%       --         --         --       29.32%
------------------------------------------------------------------------------------------------------------------
S&P MidCap 400                                    12.69%      38.09%       --         --         --       30.59%
------------------------------------------------------------------------------------------------------------------
Lipper Mid Cap
Value Index                                        4.11%      21.35%       --         --         --       14.82%
------------------------------------------------------------------------------------------------------------------
Russell 2000                                       7.08%      37.29%       --         --         --       27.70%
------------------------------------------------------------------------------------------------------------------
S&P 500                                            2.29%      17.94%       --         --         --       22.04%
------------------------------------------------------------------------------------------------------------------

*Quarterly numbers are not annualized.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment in any Acorn fund will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost.

MARKETS HAVE RECENTLY BEEN QUITE VOLATILE AND BY THE TIME YOU RECEIVE THIS REPORT SHORT-TERM PERFORMANCE COULD BE DIFFERENT THAN SHOWN HERE.

DESCRIPTION OF INDEXES: S&P 500 is a broad, market-weighted index of large companies trading in the U.S. S&P MID CAP 400 is a market-weighted index of companies in the next size/tier down from the S&P 500. RUSSELL 2000 is a market-weighted index of 2000 smaller U.S. companies, formed by taking the largest 3,000 companies and eliminating the largest 1,000. EMI (WORLD EX-US) is an index of the bottom 20% of institutionally investable capital of countries, selected by index sponsor, outside the U.S. EAFE is a broad index of 20 major markets in Europe, Australia and the Far East in proportion to world stock market capitalization. SSB WORLD EX-US CAP RANGE $2-$10 BILLION is a subset of Salomon Smith Barney's Broad Market Index, representing a mid-cap developed market index excluding the U.S. IFCI COMPOSITE is an index of 31 emerging markets which weights securities according to their market capitalization after adjusting for shares held by other constituents in the index. LIPPER INDEXES include the largest funds tracked by Lipper, Inc. in the named category. LIPPER MID CAP VALUE FUNDS INDEX - 30 mid-cap funds investing in companies considered to be undervalued relative to a major stock index; LIPPER INTERNATIONAL FUNDS INDEX - 30 largest non-U.S. funds, not including non-U.S. small cap funds; LIPPER INTERNATIONAL SMALL CAP FUNDS INDEX - 10 largest non-U.S. funds investing in small cap companies, including Acorn International; LIPPER SMALL CAP CORE FUNDS INDEX - 30 largest small cap core funds, including Acorn Fund. All indexes are unmanaged and returns include reinvested distributions. A more complete description of each index is included in the Acorn Funds statement of additional information.

>Squirrel Chatter: The South Sea Bubble

[Photo Here]

            In the 1999 Annual Report we retraced the route of Marco Polo in the 1280s. For those shareholders who think we started too early in the last millennium, we are now leaping forward to 1720 London, home of the infamous South Sea Bubble. The South Sea Bubble was the first impressive stock market fiddle. The markets at that time were primitive by today's standards but were driven by several very modern features: political clout, media hype, and the power of stock options.

         The South Sea Company was incorporated in 1711 by act of Parliament with two purposes. One was to form a monopoly on English trade with Spanish America. The second was an ingenious synthesis of finance, commerce and foreign policy by which (pound)9 million of government debt was assigned by Parliament to the Company. The citizens who had owned the government bonds got stock in the South Sea Company and the interest on the bonds was paid by the treasury to the Company. The interest provided both working capital for Spanish American trade and free cash flow to pay dividends to Company shareholders. The swap was compulsory but the bondholders were eager to do it because (a) the dividend on the stock was about equal to the bond interest they had given up and (b) they turned in the bonds for stock valued at 100, but the stock was selling at a lot more than 100, so an enticing capital gain beckoned.

         Why did the government grant this monopoly? Because a large part of the export trading profits would go to King George I. The company's political clout was so great that King George signed on as Governor of the Company in 1715 (that office today might be called Honorary Chairman of the Board).

         The boom-bust stock move that went down in history as the South Sea Bubble did not begin until the end of 1719, with the stock at 123, little improved from its initial price of 100 in 1711. At that time, a second government debt swap was proposed, this time for (pound)31 million, a prodigious sum at that time. To induce the treasury to authorize the swap, the Company agreed to drop the interest rate on the bonds. The interest rate would go down from 6% to 4% after seven years, and the Company also agreed to make an immediate payment to the treasury of (pound)7 million. Great plan, but in order to convince bondholders to swap for stock, the Company had to show that the dividend on the stock would be similar to the yield on the bonds. Since the interest the Company would collect on their bond portfolio was going to drop from 6% to 4% in a few years, the scheme was cash flow negative if the bondholders swapped for stock at 100. If they could be persuaded to turn in their bonds for stock valued at 300, they would be accepting a bad enough deal that the rest of the shareholders would come out okay. The key to the scheme was to keep the stock at a high price and rising enough to sucker the bondholders to turn in safe government debt in return for the chance to make a quick killing in the stock. How could they do it?

         Step one was public relations. Newspapers and pamphlets were recent innovations in 1720, but the new technology attracted great authors including Addison, Steele, Defoe, and Swift. The newspapers generally helped boost the stock price, although the press could put out anti-Company blasts as well.

         Another tool was the use of "stock options" to influence politicians and the aristocracy. In the March 20, 2000, Wall Street Journal, there was a story about dot.com companies dealing options to actors who made commercials for them, Whoopi Goldberg and William Shatner being two.


And Now A Word From The Duchess

         A company called World Online International copied the use of a Duchess to hype stock. The company, a highly speculative Internet Service Provider from Amsterdam, hired Sarah "Fergie" Ferguson, Duchess of York. On March 17, 2000, World Online had an IPO at 43, underwritten by ABN Amro Rothschild, the leading Dutch investment banker, and Goldman Sachs, the leading everywhere-else bank. As the stock swooned after the IPO from 43 to 17 (April 14) in less than a month, some investors who had only skimmed the prospectus at the time of the issue were bemused to discover that the founder had sold two-thirds of her stock in a private sale back in December./1/

The South Sea Company had already thought of that in 1720. The Company made deals with numerous Dukes and Earls, 138 Members of Parliament, and most helpfully, the Duchess of Kendal, mistress of King George. Whether Whoopi or the Duchess would appreciate the comparison, they each acted as useful spokespersons for the corporate sponsor.

         The "stock option" program was not quite as formal as it is in our world. One of the problems that always plagued the South Sea Company was the transfer agency bottleneck, as vigorous trading in the stock had to be processed by a roomful of clerks scratching in big ledgers with quill pens. This method was quite unable to keep up with trading volume./2/ The "option grants" were entries by John Knight, cashier of the Company, in his private ledger known as the Green Book. He simply wrote down the name of the recipient and the exercise price of the stock, set to be somewhat above the market price at the time of the grant. When the stock went above the exercise price, Knight delivered cash to the lucky option holder. Since the winner had not put up any money or taken any risk, this was a popular program. Of course, after the Bubble burst, the Parliamentary Commission set up to investigate these events decided that the payments received were no more than bribes.

         Lest we think of 1720 as an unsophisticated period, remember that the gentlemen we see portrayed bewigged and stiffly-posed in portraits of the time included Voltaire writing in France, Bach churning out cantatas in Leipzig, and the smartest person ever, Isaac Newton, doing science in England. Newton was asked for his opinion on the South Sea Company and replied, "I can calculate the motions of the heavenly bodies, but not the madness of the people." Newton sold out his South Sea stock on April 20, 1720, making a 100% profit of (pound)7,000, a fortune at the time. Unfortunately, the world's smartest man then went right back in, lost (pound)20,000, and could never bear to hear the South Sea Company referred to for the rest of his life. This may have been the source of the Wall Street proverb, "Never confuse brains with a bull market."

         How did the stock do? In December 1719, it started at 123. By early April 1720, it was over 300, and at the end of April a public offering was done at 400. In April, Parliament passed the South Sea Bill authorizing the Company to exchange stock for government bonds, and also passed the Bubble Act. This ruling was not intended to deflate "irrational exuberance" in South Sea stock; to the contrary, the Bubble Act was designed to help the South Sea financing by outlawing other companies from doing IPOs.

         The stock ran higher in May and peaked in early July above 900./3/ This was a dramatic move over a seven-month period, but rather less than the rise of many tech stocks between October 1999 and March 2000.

         What popped the Bubble? The news from France was a factor. A brilliant Scot, John Law, forced to flee British soil because he had killed a man in a duel over a woman, ended up in Paris. He started a French scheme quite similar to the South Sea Company called the Mississippi Company, to trade with the French-controlled but empty land that is now much of the United States. Also funded by an equity-for-government-debt swap program, the Mississippi Company's first foray to America founded the city of New Orleans but did not get further upriver. Law's scheme collapsed in May 1720.

         Another grisly bit of bearish news reached London at that time - the outbreak of bubonic plague in Marseilles. This epidemic closed ports for quarantine, halting foreign trade.

         Whatever the trigger, by midsummer 1720 the Bubble had burst and the South Sea stock plunged, although not to zero. It was still 200 in October 1720 and 160 in December. In fact, the Company lingered on for over a century before being dissolved in 1854.

         The aftermath of the South Sea Company collapse was typically sour. Parliament set up a committee to investigate and punish. The South Sea officials and directors who had assets, and many did, returned the money - they were simply sent to the Tower of London until they volunteered to make restitution. John Knight, the man with the Green Book containing the list of Members of Parliament and ministers option-bribed by the company, fled to Brabant in Belgium where he was jailed. The information that he had would have been so damaging to so many in England that the ministers finally decided to have the Brabant authorities orchestrate an "escape" for Mr. Knight, who then lived in France until he bribed his way back into England in 1742.

         The consequences of the South Sea Bubble were important but subtle. There was no depression. Some people gained and others lost by speculation, but the effect
                                                          (continued on page 22)

Acorn Fund
         >In a Nutshell

[Photo here] [Photo here]

Acorn Fund was flat in the first quarter, up 0.4%. All our domestic funds suffered the same plight: Our lower weighting in technology vs. our benchmark indexes (see Page 1 for performance data) hurt relative performance. We are highly selective in the tech arena. One of our favorite investment themes is to invest downstream from technology in software, services, media, telecom and biotech companies that are benefiting from tech but that aren't pure technology or Internet plays. We believe these companies often offer excellent growth at reasonable prices.

         Biotech stocks performed well in the quarter. Corvas International delivered a 148% profit, Inhale Therapeutics inflated 75%, and Myriad Genetics discovered a 30% gain. Acorn Twenty portfolio manager and health care analyst John Park prescribed these companies to Acorn a few years ago when they were cheap.

         As we all know, gasoline prices skyrocketed in the first quarter. While this was bad for drivers, it was good for the oil and gas industry. Our energy analyst Jason Selch hit pay dirt as Acorn pumped profits from higher energy prices. Electric and gas distribution and trading company Dynegy surged and was Acorn's largest dollar winner in the quarter. U.S. gas and oil producers Devon and Equitable Resources also were up substantially.

         Bad news was punished severely. For example, Young Broadcasting won a bidding war for a San Francisco TV station but promptly lost that station's network affiliation, resulting in a cancellation of more than 60% of Young's stock price. Carnival's bookings were slightly below target, causing its stock to fall nearly 50%. Kronos and Sykes missed earnings estimates. While both companies remain nicely profitable, their stocks halved.

         We sold half of our position in Japan's Softbank, an Internet service provider and investment company. We prefer to hold our positions longer than just 12-months but this stellar performer ran up so quickly that we cheerfully took some of our profits off the table.

/s/ Ralph Wanger                        /s/ Charles P. McQuaid
Ralph Wanger                            Charles P. McQuaid
Lead Portfolio Manager                  Co-Portfolio Manager

One of our favorite investment themes is to invest downstream from technology in software, services, media, telecom and biotech companies that are benefiting from tech but that aren't pure technology or Internet plays. We believe these companies often offer excellent growth at reasonable prices.


                                    Content
                                 Remains King

As part of our enduring "downstream from technology" theme, we look closely at intellectual content stocks. For example, when cable television companies faced risk from satellite broadcasters, we bought programmers such as Liberty Media, successfully predicting that its content would benefit from additional distribution. We extended our content preference into print media, and benefited as Petersen and CMP Media were acquired. Our most recent success in content is PRIMEDIA, which owns 170 focused consumer publications (ranging from Fly Fisherman to Seventeen), 70 trade magazines (including Beef and Telephony) and thousands of hours of educational videos (shown in schools and workplaces). Under a new management team, the company is rapidly leveraging its content onto the Internet. PRIMEDIA stock jumped 94% in the quarter and was Acorn's second largest dollar winner.



Because of recent market volatility, short-term performance of the Fund or its portfolio holdings may be different than stated as of 3/31/00.

Acorn Fund
     >At a Glance                                           Ticker Symbol: ACRNX

Pretax and After-tax Average Annual Total Returns
-------------------------------------------------
   >Through March 31, 2000

                                           1 Year                                          5 Year

                                              After-tax w/       Tax                           After-tax w/       Tax
                         Pretax   After-tax    redemption    Efficiency   Pretax   After-tax    redemption     Efficiency
--------------------------------------------------------------------------------------------------------------------------
ACORN FUND               38.90%    33.86%        27.55%         87.04%     20.63%    17.59%       16.30%         85.27%
--------------------------------------------------------------------------------------------------------------------------
SMALL BLEND
CATEGORY AVG.*           40.14%    37.98%          NA           94.62%/+/  17.41%    14.84%         NA           85.24%/+/
--------------------------------------------------------------------------------------------------------------------------
SMALL GROWTH
CATEGORY AVG.*           92.80%    88.99%          NA           95.89%/+/  24.67%    21.93%         NA           88.89%/+/
--------------------------------------------------------------------------------------------------------------------------

                                          10 Year

                                              After-tax w/       Tax
                         Pretax   After-tax    redemption     Efficiency
-------------------------------------------------------------------------
ACORN FUND               17.40%    15.06%        14.08%         86.53%
-------------------------------------------------------------------------
SMALL BLEND
CATEGORY AVG.*           13.96%    11.61%          NA           83.17%/+/
-------------------------------------------------------------------------
SMALL GROWTH
CATEGORY AVG.*           19.58%    17.10%          NA           87.33%/+/
-------------------------------------------------------------------------

*Source: Morningstar, Inc. Morningstar listed the Fund in the Small Growth Category as of 3/31/00 but the Fund has also regularly appeared in the Small Blend Category so we are showing both.

"NA" indicates information not available from Morningstar. Morningstar does not provide Life of Fund data or after tax w/ redemption returns.

/+/ Calculated by Wanger Asset Management from Morningstar data.

If you own the Fund in a tax-deferred account such as an IRA or a 401(k), this information does not apply to you. Your actual after-tax returns depend on your tax situation and will differ from those shown. After-tax returns reflect past tax-effects and are not predictive of future tax effects.

Acorn Fund Portfolio Diversification
------------------------------------
     >as a % of net assets, as of 3/31/00

                                  [PIE CHART]

Other*                        11.9%
Consumer Goods/Services       12.8%
Health Care                    7.8%
Industrial Goods/Services      7.7%
Real Estate                    5.6%
Finance                       12.8%
Energy/Minerals                7.8%
Information                   33.6%
    Media                      3.8%
    Telecom                    4.6%
    Computer Related
    Hardware                   8.0%
    Software & Services       17.2%

*Other includes cash and other assets less liabilities of 10.6%.

Acorn Fund NAV on 3/31/00: $18.61
---------------------------------

Fund Net Assets as of 3/31/00: $4,020.9 million
-------------------------------------------------------------------------------
     >Acorn Fund Top 10 Holdings

Softbank                                                                   2.9%
Leading Internet Company in Japan

Liberty Media Group, AT&T                                                  1.9%
Cable & Satellite Programming

Harley-Davidson                                                            1.8%
Motorcycles & Related Merchandise

Star Cruises                                                               1.8%
Cruising/Casino Operations

SEI Investments                                                            1.7%
Mutual Fund Administration

AmeriCredit                                                                1.6%
Auto Lending

First Health Group                                                         1.5%
PPO Network

Lincare Holdings                                                           1.4%
Home Health Care Services

Expeditors International of Washington                                     1.4%
International Freight Forwarder

WM Data Nordic                                                             1.4%
Computer Services/Consulting

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Value of a $10,000 Investment in Acorn Fund
--------------------------------------------------------------------------------
     >June 10, 1970 through March 31, 2000


Average Annual Total Return
---------------------------
1 Year        5 Years        10 Years         Life of Fund
38.90%        20.63%          17.40%              17.00%

                             [GRAPH APPEARS HERE]


                                   ACORN Fund          S&P

                 6/10/70           $   10,000     $ 10,000
                      70           $   13,587     $ 12,676
                      71           $   17,828     $ 14,490
                      72           $   19,368     $ 17,242
                      73           $   14,765     $ 14,709
                      74           $   10,691     $ 10,816
                      75           $   13,945     $ 14,842
                      76           $   23,045     $ 18,394
                      77           $   27,168     $ 17,077
                      78           $   31,777     $ 18,200
                      79           $   47,790     $ 21,586
                      80           $   62,594     $ 28,602
                      81           $   58,005     $ 27,195
                      82           $   68,208     $ 33,054
                      83           $   85,389     $ 40,510
                      84           $   89,045     $ 43,051
                      85           $  117,142     $ 56,710
                      86           $  136,843     $ 67,295
                      87           $  142,923     $ 70,828
                      88           $  178,370     $ 82,591
                      89           $  222,681     $108,761
                      90           $  183,674     $105,386
                      91           $  270,641     $137,492
                      92           $  336,210     $147,928
                      93           $  444,889     $162,882
                      94           $  411,750     $165,032
                      95           $  497,407     $227,047
                      96           $  609,569     $279,177
                      97           $  761,852     $372,320
                      98           $  807,685     $478,724
                 6/30/99           $  901,844     $537,999
                 9/30/99           $  883,409     $504,404
                12/31/99           $1,077,255     $579,455
               3/31/2000           $1,081,906     $592,744


This graph compares the results of $10,000 invested in the Acorn Fund on June 10, 1970 (the date the Fund shares were first offered to the public), with the S&P 500 Stock Index with dividends reinvested. The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The index is unmanaged and returns include reinvested dividends.

     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Acorn International
     >In a Nutshell


[Photos here]

Acorn International rose 12.1% in the first quarter of the year, well ahead of all its benchmarks and peer groups. Returns came from stock selection more than country allocation. Our four best holdings, defined by contribution to return over the quarter, were Li & Fung, Editoriale L'Espresso, Baltimore Plc., and Amdocs, domiciled in Hong Kong, Italy, the UK and Israel, respectively. The names that hurt performance the most this quarter were Star Cruises of Singapore, Jafco and Trans Cosmos of Japan, Autogrill of Italy, and Atos of France. These have all been successful holdings in the past, which gave back a portion of their previous gains in profit taking.

     If country allocation does not explain the winners and losers this quarter, can we look to sector exposure as a better predictor of performance? There is an important change in the international investment environment. Companies are compared increasingly to their peers across markets, as opposed to dissimilar companies within their home market. What three of our top performers in the quarter have in common is that they all rose on enthusiasm for technology, while the two Japanese names that fell both reflected disillusionment with Internet-related investments.

There is an important change in the international investment environment. Companies are compared increasingly to their peers across markets, as opposed to dissimiliar companies within their home market.

     We have to admit that we are not exactly sure what constitutes a technology stock in today's world. A lot of pure "dot.com" companies are really old-fashioned businesses distinguished only by the fact that they use the Internet to distribute their goods or services. Some newly listed stocks have innovative business models, but not much else in the way of operations. Other traditional companies source a growing portion of their sales from end markets that did not exist five years ago. Investors tend to paste hasty labels on groups and trade them indiscriminately together, making their stock prices go up and down a lot in a short period. Over the long term, however, fundamentals win out, and the businesses that build value in the real economy, whatever they are called, do the same for shareholders.

     Our philosophy at Acorn International is to buy quality companies with solid fundamentals, strong market positions, and proven management. We focus on small- to mid-sized companies, because they have the potential to grow for a long time. We are neither market timers nor heavy traders. We do trim hot stocks when the party gets too wild (which happened this past quarter), and add to them after the crowds have left and prices return to sober levels (which we have started to do this quarter). But the most important task we face is deciding what to own in the first place. In that respect, we have a high degree of conviction that the core companies in the portfolio will be the winners in retrospect five years from now.


/s/ Leah Joy Zell

Leah Joy Zell
Lead Portfolio Manager


/s/ Margaret Mary Forster

Margaret M. Forster
Co-Portfolio Manager



     From Audio
          to Stereo

The craze for media stocks over the last six months passed Audiofina by. Because the ownership structure was complicated and the shares hard to buy, few brokerage firms followed the company and management never appeared before investors. What attracted us to this obscure Belgian holding company, however, was its 50% ownership in a valuable TV and radio network. That obscurity ended early in April when Pearson and Bertelsmann, two European media giants, agreed to merge their TV and radio assets into Audiofina, making it the broadcast media powerhouse of Europe with 22 channels, 18 radio stations, and over 120 million viewers across 11 countries. When the stock lists in London later this year, we believe its brand name, RTL, is poised to become a household name.

Because of recent market volatility, short-term performance of the Fund or its portfolio holdings may be different than stated as of 3/31/00.

Acorn International
         >At a Glance                                  Ticker Symbol: ACINX

Pretax and After-tax Average Annual Total Returns
-------------------------------------------------
         >Through March 31, 2000

                         -----------------------------------------------------------------------------------------------
                                                1 Year                                    5 Year
                         -----------------------------------------------------------------------------------------------
                           Pretax  After-tax  After-tax w/     Tax       Pretax   After-tax  After-tax w/      Tax
                                              redemption    Efficiency                       redemption     Efficiency
------------------------------------------------------------------------------------------------------------------------
ACORN INTERNATIONAL        98.56%    96.13%     60.65%        97.54%     25.85%    24.84%      21.64%         96.09%
------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCK
CATEGORY AVG.*             44.59%    42.39%       NA          95.07%/+/  15.54%    13.89%       NA            89.38%/+/
------------------------------------------------------------------------------------------------------------------------

                                        Life of Fund
                           -------------------------------------------
                           Pretax  After-tax  After-tax w/      Tax
                                             redemption     Efficiency
----------------------------------------------------------------------
ACORN INTERNATIONAL        22.76%   22.06%      19.58%        96.92%
----------------------------------------------------------------------
FOREIGN STOCK
CATEGORY AVG.*               NA       NA          NA            NA
----------------------------------------------------------------------


*Source: Morningstar, Inc.

"NA" indicates information not available from Morningstar. Morningstar does not provide Life of Fund data or after-tax w/ redemption returns.

/+/ Calculated by Wanger Asset Management from Morningstar data.

If you own the Fund in a tax-deferred account such as an IRA or a 401(k), this information does not apply to you. Your actual after-tax returns depend on your tax situation and will differ from those shown. After-tax returns reflect past tax-effects and are not predictive of future tax effects.


Acorn International Portfolio Diversification
---------------------------------------------
         >as a % of net assets, as of 3/31/00

                                  [PIE CHART]

Health Care               3.5%
Finance                   8.1%
Other*                    8.8%
Industrial
Goods/Services           14.1%
Consumer
Goods/Services           15.1%
Information              50.4%
  Media                   5.8%
  Telephone Services      7.0%
  Telecom                 2.5%
  Computer Related
  Hardware                8.2%
  Computer Services       9.3%
  Publishing              6.2%
  Software & Services    11.4%

*Other includes cash and other assets less liabilities of 5.6%.


Fund Net Assets as of 3/31/00: $3,405.1 million
---------------------------------------------------
         >Acorn International Top 10 Holdings

Li & Fung                               Hong Kong                3.5%
Sourcing of Consumer Goods

Serco Group                        United Kingdom                2.6%
Facilities Management

Star Cruises                            Singapore                2.4%
Cruise Line

Venture Manufacturing                   Singapore                2.4%
Electronic Manufacturing Services

Amdocs                                     Israel                1.8%
Telecommunications Billing &
Customer Care Software

TietoEnator                               Finland                1.8%
Computer Services/Consulting

Editoriale L'Espresso                       Italy                1.7%
Newspaper & Magazine Publisher

Banca Fideuram                              Italy                1.7%
Life Insurance & Mutual Funds

Dimension Data                       South Africa                1.7%
Networks & Computer Services

Datacraft Asia                          Singapore                1.6%
Network Integrator

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Acorn International NAV on 3/31/00: $39.60
------------------------------------------

The Value of a $10,000 Investment in Acorn International
--------------------------------------------------------
    >September 23, 1992 through March 31, 2000

Average Annual Total Return
---------------------------
1 Year           5 Years       Life of Fund
98.56%           25.85%           22.76%


                             [GRAPH APPEARS HERE]

--------------------------------------------
               ACORN INT'L       EMI-EX US
--------------------------------------------
Sep-1992       $10,000.00         $10,000.00
Dec-1992       $10,679.00         $ 9,590.49
Dec-1993       $15,924.00         $12,573.13
Dec-1994       $15,319.00         $13,639.59
Dec-1995       $16,686.00         $14,355.04
Dec-1996       $20,170.00         $15,392.73
Dec-1997       $20,190.00         $13,946.49
Dec-1998       $23,305.00         $15,641.12
Jun-1999       $27,222.00         $16,839.00
Sep-1999       $29,486.00         $17,694.00
Dec-1999       $41,761.00         $19,320.00
Mar-2000       $46,808.00         $19,705.00

This graph compares the results of $10,000 invested in Acorn International on September 23, 1992 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with the EMI (World ex-U.S.). EMI (World ex-U.S.) is Salomon Brothers' index of the bottom 20% of institutionally investable capital of countries, as selected by Salomon, excluding the U.S. The index is unmanaged and returns include reinvested dividends.

     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Acorn USA
     >In a Nutshell

[Photo here]

Acorn USA slipped -1.2% in the first quarter lagging the Russell 2000 Index's 7.1% return. As with our other domestic funds, we trailed the index due to our lower weighting in technology stocks. We do own technology stocks but we steered clear of tech names that were selling based on hot stock stories rather than real earnings.

         Acorn USA's top two money-making stocks were Dynegy, an electricity and gas marketing revolutionary that nearly doubled in price, and Gadzooks, a popular teen clothing retailer. Of our technology names, MSI, a telecommunication-based Internet service provider, was a winner. More reasonably priced offshoot Internet plays like PRIMEDIA, a specialty magazine publisher and web site developer; Aztec, an e-business consulting company; and Advanced Lighting, a manufacturer of lighting products and fiber optics coatings, were up between 75% and 230%.

         Despite some nice wins in the Fund, two significant portfolio holdings disappointed last quarter. Sykes (help desk call centers for personal computer users) dropped on revenue concerns that we believe will be temporary. Galileo (telecommunication semiconductors) missed our revenue expectations. It was sold.

         Recent stock market cycles have become quite violent. We think a sensible response is to build a portfolio of dynamic companies with strong, multi-year growth prospects trading at good prices.

         Recent stock market cycles have become quite violent. We think a sensible response is to build a portfolio of dynamic companies with strong, multi-year growth prospects trading at good prices.

          Gadzooks
           Is "In"

Gadzooks is a teenage clothing retailer. Its stock plunged in 1998 when teenagers suddenly deemed its duds uncool. Our retailing analyst, Ben Andrews, smelled potential as the company reinvented its product line, but held off buying until he was convinced the old, unpopular clothing lines were purged from inventory and replaced with cool new brand-name stuff. Last March, nine months after the stock's mini-crash, the Fund started buying shares, right at the cusp of a sales surge and a tripling of the stock price. A year ago, Gadzooks bombed out; today, as kids say, it's "da bomb."

/s/ Robert A. Mohn

Robert A. Mohn
Lead Portfolio Manager

Because of recent market volatility, short-term performance of the Fund or its portfolio holdings may be different than stated as of 3/31/00.

Acorn USA
    >At a Glance                                            Ticker Symbol: AUSAX

Pretax and After-tax Average Annual Total Returns
-------------------------------------------------
    >Through March 31, 2000

                                     1 Year                                              3 Year

                  Pretax    After-tax   After-tax w/     Tax          Pretax    After-tax   After-tax w/       Tax
                                         Redemption   Efficiency                             Redemption     Efficiency
------------------------------------------------------------------------------------------------------------------------
ACORN USA         31.99%     29.82%        21.19%       93.23%         19.94%     18.28%       16.01%         91.66%
------------------------------------------------------------------------------------------------------------------------
SMALL BLEND
CATEGORY AVG.*    40.14%     37.98%          NA         94.62%/+/      16.42%     14.44%         NA           87.94%/+/
------------------------------------------------------------------------------------------------------------------------

                                  Life of Fund

                  Pretax    After-tax   After-tax w/       Tax
                                         Redemption     Efficiency
-------------------------------------------------------------------
ACORN USA         21.09%      19.65%        17.18%         93.18%
-------------------------------------------------------------------
SMALL BLEND
CATEGORY AVG.*      NA          NA            NA             NA
-------------------------------------------------------------------

*Source: Morningstar, Inc.

"NA" indicates information not available from Morningstar. Morningstar does not provide Life of Fund data or after-tax w/ redemption returns.

/+/ Calculated by Wanger Asset Management from Morningstar data.

If you own the Fund in a tax-deferred account such as an IRA or a 401(k), this information does not apply to you. Your actual after-tax returns depend on your tax situation and will differ from those shown. After-tax returns reflect past tax-effects and are not predictive of future tax effects.

Acorn USA Portfolio Diversification
----------------------------------------
   >as a % of net assets, as of 03/31/00

                                  [PIE CHART]

Health Care                                 8.7%
Consumer Goods/Services                     5.2%
Industrial
Goods/Services                              5.7%
Finance                                     8.3%
Other*                                      9.2%
Energy/Minerals                             7.9%
Information                                  55%
     Media                                  2.5%
     Mobile Communications                  8.4%
     Telecom                                6.3%
     Computer Hardware                     13.7%
     Instrumentation                        3.3%
     Computer Services                      5.1%
     Software & Services                   15.7%

*Other includes cash and other assets less liabilities of 8.9%.

Fund Net Assets as of 3/31/00: $374.5 million
---------------------------------------------
      >Acorn USA Top 10 Holdings

Micros Systems                                            8.9%
Information Systems for Restaurants & Hotels

Telephone and Data Systems                                5.5%
Cellular & Telephone Services

RCN                                                       3.9%
Metro Market CLEC: Voice, Video & Internet Services

Dynegy                                                    3.0%
Natural Gas & Electric Processing & marketing

First Health Group                                        2.9%
PPO Network

AmeriCredit                                               2.7%
Auto Lending

DSP Group                                                 2.5%
Telecom Semiconductors

Lincare Holdings                                          2.4%
Home Health Care Services

JDA Software                                              2.3%
Applications/Software & Services for Retailers

Gadzooks                                                  2.3%
Teen Apparel Retailer

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Acorn USA NAV as of 3/31/00: $16.55
-----------------------------------

The Value of a $10,000 Investment in Acorn USA
----------------------------------------------
     >September 4, 1996 through March 31, 2000


Average Annual Total Return
---------------------------
1 Year        3 Years           Life of Fund
31.99%        19.94%                21.09%

               [GRAPH APPEARS HERE]


Date                Acorn USA           Russell 2000
--------------------------------------------------------
9/4/96                   $10,000                $10,000
9/96                     $10,720                $10,360
12/96                    $11,650                $10,899
3/97                     $11,480                $10,335
6/97                     $13,320                $12,011
9/97                     $15,340                $13,798
12/97                    $15,413                $13,335
3/98                     $17,401                $14,678
6/98                     $17,525                $13,993
9/98                     $14,151                $11,174
12/98                    $16,305                $12,997
6/99                     $17,650                $14,203
9/99                     $16,866                $13,305
12/99                    $20,059                $15,759
3/00                     $19,820                $16,876

This graph compares the results of $10,000 invested in Acorn USA on September 4, 1996 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, to the Russell 2000 Index. The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000, leaving a market capitalization-weighted index of 2,000 small companies. The index is unmanaged and returns include reinvested dividends.

         PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAT THEIR ORIGINAL COST.

Acorn Foreign Forty
    >In a Nutshell

[Photos here]

Acorn Foreign Forty had a strong first quarter, up more than 15%. Fund performance was well ahead of its benchmark indexes, which were down slightly over the three months (see Page 1 for performance data). Our competitors, as measured by Lipper, were also flat, up less than 1%.

         Strong stocks came from the media group. M6 Metropole TV, the French television broadcaster we highlighted in last quarter's report, rose another 38%. We also saw larger gains in Italian publishers SEAT and L'Espresso. Cartoon programmer Fox Kids Europe, and Luxembourg-based TV broadcaster Audiofina, were strong in the quarter. Two of our big winners outside the media area were telecommunication software companies: Amdocs in Israel and Comptel in Finland.

         There was no clear pattern to our losers, although both Peninsular & Oriental and Star Cruises fell after U.S. cruise line Carnival bookings increased less than analysts had hoped. We feel the cruise industry's truly global approach makes it a good growth industry and that the recent rough waters will soon calm.

         Acorn Foreign Forty, as well as the other Acorn funds, follows a buy and hold investment strategy but sometimes circumstances make us vary from this approach. For example, Softbank was expected to do well over a three- to five-year period but it rose so quickly - increasing 20 fold in roughly 12 months - that we elected to take our profits and say sayonara to this stellar performer. The proceeds from this sale were used to invest in technology stocks trading at lower prices.

Acorn Foreign Forty had a strong first quarter, up more than 15%. Fund performance was well ahead of its benchmark indexes ...

         Italians just say no
                to "pay as you go"

"Pay as you go" pension systems work well - provided you have more workers paying in than retirees taking money out. In the U.S., we recognized more than a decade ago that a critical imbalance would arise in our Social Security system when baby boomers switched from "paying in" to "taking out." As a result, Americans have been supplementing their social security by funding IRAs, 401(k)s and other investment vehicles. While the process is well underway in the U.S., Italy is just getting started. The state "pay as you go" system was the only game in town because private pensions were illegal until recently. With a green light for pension investing, Italians are now pouring money into mutual funds. Banca Fideuram, the leading Italian fund distributor and one of our top ten holdings, is a beneficiary of this seismic change.

/s/ Marcel P. Houtzager

Marcel P. Houtzager
Co-Portfolio Manager

/s/ Roger Edgley

Roger Edgley
Co-Portfolio Manager

Because of recent market volatility, short-term performance of the Fund or its portfolio holdings may be different than stated as of 3/31/00.

Acorn Foreign Forty
         >At a Glance                                       Ticker Symbol: ACFFX

Pretax and After-tax Average Annual Total Returns
-------------------------------------------------
         >Through March 31, 2000

                                                             1 Year                            Life of Fund

                                      Pretax   After-tax  After-tax w/     Tax      Pretax   After-tax   After-tax w/    Tax
                                                           Redemption   Efficiency                        Redemption   Efficiency
----------------------------------------------------------------------------------------------------------------------------------
ACORN FOREIGN FORTY                   92.76%    92.59%       55.98%       99.81%     85.36%    85.29%       69.56%       99.92%
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCK
CATEGORY AVG.*                        44.59%    42.39%         NA         95.07%/+/     NA       NA            NA           NA
----------------------------------------------------------------------------------------------------------------------------------

*Source: Morningstar, Inc.

"NA" indicates information not available from Morningstar. Morningstar does not provide Life of Fund data or after-tax w/ redemption returns.

/+/ Calculated by Wanger Asset Management from Morningstar data.

If you own the Fund in a tax-deferred account such as an IRA or a 401(k), this information does not apply to you. Your actual after-tax returns depend on your tax situation and will differ from those shown. After-tax returns reflect past tax-effects and are not predictive of future tax effects.


Acorn Foreign Forty Portfolio Diversification
         >as a % of net assets, as of 03/31/00


                                  [PIE CHART]

Health Care                      2.4%

Other*                           0.3%

Consumer Goods/Services         12.5%

Industrial
Goods/Services                   8.4%

Finance                         16.4%

Transportation                   3.3%

Information                     56.7%

     TV Broadcasting             6.9%

     Media                       3.8%

     Telephone Services         13.4%

     Telecom                     4.1%

     Computer Related
     Hardware                    8.8%

     Computer Services           8.0%
     Software & Services        11.7%

*Cash and other assets less liabilities.

Fund Net Assets as of 03/31/00: $157.4 million
----------------------------------------------
      >Acorn Foreign Forty Top 10 Holdings

Star Cruises                           Singapore              5.4%
Cruise Line

Amdocs                                 Israel                 4.9%
Telecommunications Billing &
Customer Care Software

Venture Manufacturing                  Singapore              4.4%
Electronic Manufacturing Services

Audiofina                              Belgium                3.9%
TV & Radio Stations

Peninsular & Oriental                  United Kingdom         3.3%
Cruise Line

NetCom                                 Sweden                 3.3%
Telecommunication Services

Getronics                              Netherlands            3.2%
Computer Services

Editoriale L'Espresso                  Italy                  3.1%
Newspaper & Magazine Publisher

Banca Fideuram                         Italy                  3.1%
Life Insurance & Mutual Funds

M6 Metropole TV                        France                 3.0%
Television Broadcaster

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Acorn Foreign Forty NAV on 3/31/00: $23.04
------------------------------------------

The Value of a $10,000 Investment in Acorn Foreign Forty
--------------------------------------------------------
    >November 23, 1998 through March 31, 2000


Average Annual Total Return
---------------------------
1 Year          Life of Fund
92.76%             85.36%


                             [GRAPH APPEARS HERE]

               Acorn Foreign 40         EAFE
 11/23/98               $10,000         $10,000
 12/31/98               $11,000         $10,411
  1/31/99               $11,790         $10,381
  2/28/99               $11,590         $10,133
  3/31/99               $11,980         $10,556
  4/30/99               $12,240         $10,980
  5/30/99               $12,170         $10,418
  6/30/99               $13,110         $10,825
  7/31/99               $13,511         $11,146
  8/30/99               $13,771         $11,187
  9/30/99               $13,621         $11,300
 12/31/99               $19,975         $13,218
3/31/2000               $23,093         $13,205

This graph compares the results of $10,000 invested in Acorn Foreign Forty on November 23, 1998 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with EAFE. EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an unmanaged, widely recognized international benchmark that comprises 20 major markets in Europe, Australia, and the Far East. The index is unmanaged and returns include reinvested dividends.

         PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Acorn Twenty
         >In a Nutshell


[PHOTO HERE]


Acorn Twenty finished the quarter up 2.3%, behind the S&P 400's 12.7% gain and in-line with the S&P 500's 2.3% return. Midcap growth stocks, particularly in technology, had a very strong quarter and their contribution to the S&P 400 explains much of its outperformance. Investor enthusiasm for technology stocks sailed to high valuation levels in the first quarter leaving value-oriented stocks standing on the dock. We do hold technology names, but not as many as the index. When many of these high-flying tech stocks dropped in April, however, our Fund benefited from Acorn's more diversified investment approach.

     We had two stocks return more than 50% during the quarter. Dynegy rose following its merger with electric utility Illinova. American Power Conversion, dominant in the market for computer power systems, also saw strong gains. Other winners: McLeod (telecommunication service provider) and Tektronix (analytical instruments), now the fund's largest position, were up more than 40% for the quarter.

     Insurance stocks continued to be weak. Progressive and UICI were both off more than 20%. Comparing insurance stocks with other companies in our universe, we decided to move out of that sector and redeploy funds into other ideas.

     Effective March 31, 2000, Mark Yost resigned from Wanger Asset Management and no longer co-manages Acorn Twenty. Mark decided to start his own money management firm. Looking forward, we remain excited about Acorn Twenty's future as our team continues to look for great businesses selling at reasonable prices.


Investor enthusiasm for technology stocks sailed to high valuation levels in the first quarter leaving value-oriented stocks standing on the dock.

--------------------------------------------------------------------------------
     TEK: Selling the "bad"
             to increase value

Tektronix (TEK) manufactures test and measurement equipment used by Lucent, Motorola, Rambus and others to design and test fiber optic systems, cell phones, and memory chips. We analyzed TEK last year and concluded it was an attractively valued, fast-growing, technology company. At that time, TEK's core business was masked by its subsidiaries. In September, TEK began to sell off some of its "bad" businesses to increase the value of its more profitable, core business. We believe fiscal May 2000 earnings per share (eps) will include losses and low profits from these sold businesses and we estimate eps to be between $1.20 and $1.25. Now, unburdened by its divested businesses, TEK may earn between $2.20 and $2.25 in fiscal 2001. By looking beyond reported estimates, we purchased the stock in October at a reasonable price. It has increased more than 40% since then.

--------------------------------------------------------------------------------

/S/ John H. Park

John H. Park

Lead Portfolio Manager

Because of recent market volatility, short-term performance of the Fund or its portfolio holdings may be different than stated as of 3/31/00.

Acorn Twenty
   >At a Glance                                             Ticker Symbol: ACTWX

Pretax and After-tax Average Annual Total Returns
----------------------------------------------------
    >Through March 31, 2000

                    ----------------------------------------------------------------------------------------------------------------
                                           1 Year                                                   Life of Fund
                    ----------------------------------------------------------------------------------------------------------------
                    Pretax      After-tax    After-tax w/      Tax                                     After-tax w/   Tax
                                             redemption        Efficiency     Pretax     After-Tax     redemption     Efficiency
------------------------------------------------------------------------------------------------------------------------------------
ACORN TWENTY        23.44%      22.92%       14.14%            97.79%         29.32%     28.93%        23.45%         98.66%
------------------------------------------------------------------------------------------------------------------------------------
MID CAP BLEND
CATEGORY AVG.*      27.56%      24.86%         NA              90.20%/+/         NA         NA              NA           NA
------------------------------------------------------------------------------------------------------------------------------------

*Source: Morningstar, Inc.

"NA" indicates information not available from Morningstar. Morningstar does not provide Life of Fund data or after-tax w/ redemption returns.

/+/ Calculated by Wanger Asset Management from Morningstar data.

If you own the Fund in a tax-deferred account such as an IRA or a 401(k), this information does not apply to you. Your actual after-tax returns depend on your tax situation and will differ from those shown. After-tax returns reflect past tax-effects and are not predictive of future tax effects.

Acorn Twenty Portfolio Diversification
--------------------------------------------------------------------------------
   >as a % of net assets, as of 3/31/00

                                  [PIE CHART]

Consumer Goods/Services                          14.8%
Health Care                                      10.7%
Industrial
Goods/Services                                    2.0%
Energy/Minerals                                   6.5%
Finance                                           8.5%
Other*                                            4.5%
Information
     Television Programming                       4.0%
     Telecommunications/
     Wireline Communications                     10.7%
     Mobile Communications                        4.3%
     Contract Manufacturing                       5.2%
     Instrumentation                             13.9%
     Computed Related Hardware                    4.3%
     Business Information                        10.6%




*Cash and other assets less liabilities.


Acorn Twenty NAV on 3/31/00: $14.02
--------------------------------------

Fund Net Assets as of 3/31/00: $66.3 million
------------------------------------------------------------------------------
      >Acorn Twenty Top 10 Holdings

Tektronix                                                                  8.5%
Analytical Instruments

Dynegy                                                                     6.5%
Energy Marketing, Processing & Generation

Reynolds & Reynolds                                                        5.7%
Business Forms & Computer Systems for Car Dealers

First Health Group                                                         5.6%
PPO Network

SEI Investments                                                            5.4%
Mutual Fund Administration

McLeod USA                                                                 5.4%
Super Regional CLEC: Local, Long Distance & Internet Services

RCN                                                                        5.3%
Metro Market CLEC: Voice, Video & Internet Services

Herman Miller                                                              5.3%
Office Furniture

Jabil Circuit                                                              5.2%
Electronic Manufacturing Services

Jones Apparel                                                              5.1%
Women's Apparel

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


The Value of a $10,000 Investment in Acorn Twenty
---------------------------------------------------------------------------
     >November 23, 1998 through March 31, 2000


Average Annual Total Return
---------------------------
1 Year         Life of Fund
23.44%           29.32%

                             [GRAPH APPEARS HERE]


              ACORN 20     MidCap 400
--------------------------------------------
 11/23/98     $10,000       $10,000
 12/31/98     $10,710       $11,109
  1/31/99     $11,000       $10,676
  2/28/99     $10,710       $10,117
  3/31/99     $11,480       $10,400
  4/30/99     $12,710       $11,220
  5/31/99     $12,730       $11,270
  6/30/99     $13,040       $11,872
  7/30/99     $13,190       $11,620
  8/31/99     $12,060       $11,222
  9/30/99     $12,110       $10,875


 12/31/99     $13,850       $12,745


3/31/2000     $14,171       $14,361

This graph compares the results of $10,000 invested in Acorn Twenty on November 23, 1998 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, to the S&P MidCap 400. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The Index is unmanaged and returns include reinvested dividends.

     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Acorn Fund

         >Major Portfolio Changes in the First Quarter


                                                Number of Shares
                                            -------------------------
                                            12/31/99          3/31/00
Additions
---------------------------------------------------------------------
         Information

American Management Systems                  250,000          400,000
Anchor Gaming                                450,000          500,000
Aristocrat Leisure (Australia)             1,000,000        1,400,000
Bell & Howell                                      0          200,000
Bellsystem24 (Japan)                               0            5,000
Cinar (Canada)                               300,000          700,000
Classic Communications                       200,000          600,000
Concord EFS                                  380,000        1,211,000
Dimension Data (South Africa)                      0        1,000,000
Dionex                                        98,000          282,000
Hyperion Solutions                           200,000          280,000
Indus International                          300,000          556,000
JDA Software Group                           687,000          876,000
MasTec                                             0          147,000
Navigant Consulting                                0          900,000
Playboy Enterprises                          550,000          600,000
Plexus                                        35,000           77,000
Pomeroy Computer Resources                         0          400,000
RCM Technologies                             642,000          925,000
Salem Communications                         137,000          500,000
Sykes Enterprises                            650,000          850,000
TeleSpectrum Worldwide                             0          765,000
THQ                                          245,000          312,000
Tidel Technologies                                 0          400,000
Varian                                       520,000          680,000

---------------------------------------------------------------------
         Consumer Goods/Services

Bally Total Fitness                        1,250,000        1,540,000
Borders Group                              1,600,000        1,700,000
Calloway Golf                                100,000          200,000
Carnival                                   1,100,000        1,500,000
Fairfield Communities                              0          200,000
Helen of Troy                                460,000        1,190,000
Herman Miller                                520,000          660,000
Hon Industries                                     0          130,000
Isle of Capri Casino                         650,000          934,000
ITT Educational Services                     600,000        1,000,000
Jones Apparel                                730,000          900,000
National RV Holdings                               0          110,000
Pier 1 Imports                                     0        1,200,000
Quiksilver                                   200,000          325,000
Station Casinos                            1,080,000        1,500,000

                                                Number of Shares
                                            -------------------------
                                            12/31/99          3/31/00
---------------------------------------------------------------------
         Finance

Ace Cash Express                             570,000        1,000,000
Affiliated Managers Group                    300,000          350,000
Commonwealth Bancorp                         702,000          824,000
Neuberger Berman                             650,000          742,000
Protective Life                              600,000          765,000
SEI Investments                              555,000          614,000
TCF Financial                                799,000          974,000
Texas Regional Bancshares                    672,000          730,000

---------------------------------------------------------------------
         Industrial Goods/Services

Clarcor                                    1,000,000        1,108,000
Spartech                                     100,000          245,000

---------------------------------------------------------------------
         Energy/Minerals

Newpark Resources                          1,120,000        2,000,000
Penn West Petroleum                                0          240,000
Pennaco Energy                                     0          450,000
Precision Drilling (Canada)                  530,000          730,000
Saipem (Italy)                             1,250,000        2,250,000
Ulster Petroleums (Canada)                   400,000          550,000
US Aggregates                                283,000          500,000

---------------------------------------------------------------------
         Other Industries

Amli Residential                             250,000          490,000
BRE Properties                               250,000          450,000
Cornerstone Properties                       820,000        1,145,000
First Industrial Realty Trust                500,000          675,000
HRPT Properties                                    0        1,000,000
LaSalle Hotel Properties                     699,000        1,099,000
Macerich                                     400,000          625,000
Manufactured Home Communities                400,000          700,000
SL Green Realty                              500,000          730,000
Summit Properties                            250,000          520,000
Utilicorp United                             200,000          500,000

                                                Number of Shares
                                            -------------------------
                                            12/31/99          3/31/00
Sales
---------------------------------------------------------------------
         Information

3DO Company                                  250,000          183,000
AC Nielsen                                   403,000                0
Activision                                   400,000          300,000
Aztec Technology Partners                  1,616,000        1,210,000
Bisys                                         95,000                0
Comverse Technology                           36,000                0
Fox Kids Europe (Netherlands)                  9,000                0
Granite Broadcasting                         250,000                0
Information Holdings                         450,000          400,000
Liberty Media Group, AT&T                  1,500,000        1,300,000
Musicmaker.com                               250,000                0
National Data                              1,874,000        1,812,000
NTL (United Kingdom)                         250,000          300,000
(includes effect of 5 for 4 stock split)
Oak Industries                               200,000                0
Softbank (Japan)                             235,000          132,000
Solectron                                    400,000          500,000
(includes effect of 2 for 1 stock split)
Telephone and Data Systems                   580,000          450,000
Thus (United Kingdom)                         36,000                0

---------------------------------------------------------------------
         Health Care

Corvas International                       1,508,000        1,358,000
CuraGen                                      230,000          342,000
(includes effect of 2 for 1 stock split)
Genome Therapeutics                          664,000          380,000
Guilford Pharmaceutical                      351,000          316,000
Incyte Pharmaceuticals                       160,000          130,000
Inhale Therapeutic Systems                   450,000          405,000
Lincare Holdings                           2,038,000        2,000,000
Microcide Pharmaceuticals                    915,000          823,000
Myriad Genetics                              525,000          425,000
NPS Pharmaceuticals                          529,000          476,000
Protein Design Labs                          329,000          266,000
Wesley Jessen Vision                         299,000                0


                                                Number of Shares
                                            -------------------------
                                            12/31/99          3/31/00
---------------------------------------------------------------------
         Consumer Goods/Services

Harley-Davidson                            1,000,000          900,000

---------------------------------------------------------------------
         Finance

Acceptance Insurance                         612,000                0
Baldwin & Lyons, Cl. B                       488,000                0
Peoples Bank Bridgeport                    1,842,000        1,757,000
Pioneer Group                              1,034,000          730,000
UICI                                       1,291,000          863,000

---------------------------------------------------------------------
         Industrial Goods/Services

A M Castle                                   245,000           95,000
Advanced Lighting Technologies               550,000          350,000
C H Robinson                                 350,000          300,000

---------------------------------------------------------------------
         Energy/Minerals

AES Corporation                            1,164,000          450,000
Canadian Natural
          Resources (Canada)                 385,000           95,000
Hanover Compressor                           205,000          160,000

---------------------------------------------------------------------
         Other Industries

Unisource Energy                             865,000          665,000

At March 31, 2000 Acorn Fund's foreign portfolio of investments as a percent of net assets was diversified as follows:

                                         Value (000)         Percent
----------------------------------------------------------------------
Japan                                       $122,001           3.1%
United Kingdom                               112,758           2.8
Singapore                                     84,233           2.1
Sweden                                        57,465           1.4
Canada                                        53,494           1.3
Italy                                         46,049           1.2
France                                        29,712           0.7
Netherlands                                   29,140           0.7
Australia                                     13,053           0.3



                                         Value (000)         Percent
----------------------------------------------------------------------
Argentina                                   $ 12,875           0.3%
Mexico                                         9,042           0.2
South Africa                                   8,908           0.2
Germany                                        3,962           0.1
China                                          1,272           0.1

                                            --------------------------
TOTAL FOREIGN PORTFOLIO                      583,964          14.5

Acorn Fund
     >Statement of Investments (Unaudited) March 31, 2000

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------

                                                         Common Stocks and Other
                                                   Equity-Like Securities: 89.4%
--------------------------------------------------------------------------------
Information: 33.6%
             Media

             >BROADCASTING: 1.2%

    819,000  Data Transmission Network                                  $ 23,290
             Data Services for Farmers

    772,000  Young Broadcasting                                           14,668
             Television Stations

    500,000  Salem Communications                                          5,969
             Radio Stations for Religious Programming

    300,000  Shop at Home                                                  2,588
             Television Home Shopping Network

    100,000  Cumulus Media                                                 1,437
             Radio Stations in Small Cities
--------------------------------------------------------------------------------
                                                                          47,952

             >TELEVISION PROGRAMMING/CATV: 2.6%

  1,300,000  Liberty Media Group, AT&T                                    77,025
             Cable & Satellite Programming

    500,000  Corus Entertainment (Canada)                                 13,087
             CATV Programming & Radio Stations

    600,000  Playboy Enterprises                                          11,925
             CATV & Satellite Programming, Publishing

    700,000  Cinar (Canada)                                                4,900
             Children's TV Programming
--------------------------------------------------------------------------------
                                                                         106,937

             Telecommunications

             >TELECOMMUNICATIONS/WIRELINE

             COMMUNICATIONS: 2.2%

    584,000  RCN                                                          31,463
             Metro Market CLEC: Voice, Video & Internet Services

    300,000  NTL (United Kingdom)                                         27,844
             Voice, Video & Data Services

    354,000  Commonwealth Telephone                                       16,616
             Rural Phone Franchises & CLEC

    600,000  Classic Communications                                        9,450
             Cable Television in Rural Areas

    230,000  Startec Global Communications                                 4,830
             International Telecommunications
--------------------------------------------------------------------------------
                                                                          90,203

             >MOBILE COMMUNICATIONS: 2.3%

    450,000  Telephone and Data Systems                                   49,950
             Cellular & Telephone Services

    350,000  Pinnacle Holdings                                            19,338
             Towers for Cellular, PCS & Paging

    355,000  COMARCO                                                      12,114
             Wireless Network Testing

    420,000  Price Communications                                          9,660
             Cellular Telephone Services
--------------------------------------------------------------------------------
                                                                          91,062

             >TELECOMMUNICATIONS EQUIPMENT: 0.1%
    400,000  Tidel Technologies                                            3,500
             ATM Machines

Principal Amount or
Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------

             Computer Related Hardware

             >COMPUTER HARDWARE/RELATED SYSTEMS: 2.3%

    765,000  Micros Systems                                              $48,147
             Information System for Restaurants & Hotels

    550,000  American Power Conversion                                    23,581
             Uninterruptable Power Systems

    713,000  Kronos                                                       21,123
             Labor Management Solutions
--------------------------------------------------------------------------------
                                                                          92,851

             >GAMING EQUIPMENT: 2.1%

  2,342,000  International Game Technology                                50,792
             Slot Machines & Progressive Jackpots

    500,000  Anchor Gaming                                                18,969
             Slot Machines & Casinos

  1,400,000  Aristocrat Leisure (Australia)                               13,053
             Slot Machines
--------------------------------------------------------------------------------
                                                                          82,814

             >CONTRACT MANUFACTURING: 1.6%

    500,000  Solectron                                                    20,031
             Electronic Manufacturing Services

    400,000  Jabil Circuit                                                17,300
             Electronic Manufacturing Services

  2,000,000  Natsteel Electronics (Singapore)                             13,096
             Electronic Manufacturing Services

    350,000  Applied Power                                                 9,975
             Electronic Enclosures & Industrial Products

     77,000  Plexus                                                        5,130
             Electronic Manufacturing Services
--------------------------------------------------------------------------------
                                                                          65,532

             >INSTRUMENTATION: 2.0%
    680,000  Varian                                                       26,095
             Analytical Instruments

    480,000  Mettler Toledo                                               19,650
             Laboratory Products

    613,000  Thermoquest                                                  10,268

$ 1,500,000  Thermoquest, 5% Note Due 8/15/00                              1,534
             Mass Spectrometry & Chromatography

    282,000  Dionex                                                        9,288
             Ion & Liquid Chromatography

$ 5,000,000  Thermo Optek, 5% Note Due 10/15/00                            5,350

    265,000  Thermo Optek                                                  3,942
             Elemental & Molecular Spectroscopy

    266,000  Onix Systems                                                  2,377
             Field Measurement & Sensor Equipment

    232,000  Metrika Systems                                               2,074
             Gamma Ray Instrumentation
--------------------------------------------------------------------------------
                                                                          80,578


             Software/Services

             >BUSINESS SOFTWARE: 1.5%

  1,075,000  Systems & Computer Technology                                25,128
             Enterprise Software & Services

    876,000  JDA Software Group                                           12,811
             Applications/Software & Services for Retailers

    280,000  Hyperion Solutions                                            9,100
             Analytical Application Software

Principal Amount or
Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
    300,000  MAPICS                                                   $    4,781
             Mid Market ERP Systems

    556,000  Indus International                                           4,656
             Enterprise Asset Management Software

    100,000  Entra Data (Sweden)                                           3,067
             Business Software
--------------------------------------------------------------------------------
                                                                          59,543

             >CONSUMER SOFTWARE: 0.4%
$ 6,500,000  Activision, 6.75% Note Due 1/1/05                             5,655

    300,000  Activision                                                    3,619
             Entertainment Software

    312,000  THQ                                                           5,577
             Entertainment Software

    183,000  3DO Company                                                   1,773
             Entertainment Software
--------------------------------------------------------------------------------
                                                                          16,624
             >COMPUTER SERVICES: 4.8%

  1,000,000  WM Data Nordic (Sweden)                                      54,398
             Computer Services/Consulting

    230,000  Atos (France)                                                29,712
             Computer Services/Transaction Processing

    400,000  American Management Systems                                  17,525
             Software Development Services

    850,000  Sykes Enterprises                                            16,203
             Call Center Services

    171,084  Getronics (Netherlands)                                      13,080
             Computer Services/Consulting

    925,000  RCM Technologies                                             11,563
             Technology Staffing Services

  1,210,000  Aztec Technology Partners                                     9,642
             Application Development & Maintenance Services

  1,000,000  Dimension Data (South Africa)                                 8,908
             Networks & Computer Services

    790,000  Computer Task Group                                           8,690
             Application Development & Staffing Services

    400,000  Pomeroy Computer Resources                                    7,350
             Network Integration Services

    500,000  Cambridge Technology                                          6,781
             Software Implementation Services

    765,000  TeleSpectrum Worldwide                                        5,355
             Call & Web Center Services

    109,000  Meta Group                                                    2,841
             IT Publications & Consulting Services

    214,000  Analysts International                                        2,113
             Technology Staffing Services
--------------------------------------------------------------------------------
                                                                         194,161

             >BUSINESS INFORMATION/

             MARKETING SERVICES/PUBLISHING: 3.9%

  1,100,000  PRIMEDIA                                                     35,200
             Specialty Magazines & Other Publications

    800,000  Getty Images                                                 28,750
             Photographs for Publications & Electronic Media

  2,400,000  InfoUSA                                                      21,900
             Business Data for Sales Leads


Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
    356,000  Choicepoint                                               $  13,305
             Fraud Protection Information

    400,000  Information Holdings                                         12,525
             Scientific & Medical Publications, Patent Information

    350,000  Acxiom                                                       11,637
             Database Marketing Services

    445,000  West Teleservices                                            11,459
             Customer Care & Sales Support

    900,000  Navigant Consulting                                           9,900
             Consulting Firm

    200,000  Bell & Howell                                                 6,250
             Information Services for Education & Automotive Markets

      5,000  Bellsystem24 (Japan)                                          4,241
             Call Centers
--------------------------------------------------------------------------------
                                                                         155,167
             >INTERNET: 4.1%

    132,000  Softbank (Japan)                                            117,759
             Leading Internet Company in Japan

    147,000  MasTec                                                       13,083
             Telecom Infrastructure Construction

    496,000  Online Resources                                              8,525
             Internet Banking Technology

    197,725  Internet Commerce                                             8,502
             E-Commerce Service Network

    100,000  RSA Security                                                  5,181
             Enterprise Security Software

      2,683  Bigfoot International                                         4,024

    263,158  Bigfoot International, Series A                               2,500
             Internet Direct Marketing

    303,376  NeoPlanet, Series A                                           2,641
             Web Browser

     61,000  Navidec                                                         946
             Internet Computer Services

     47,855  GIGA                                                            526

     29,714  GIGA Warrants                                                    32
             Data on Information Technology
--------------------------------------------------------------------------------
                                                                         163,719

             >ELECTRONICS DISTRIBUTION: 0.6%

    890,000  Pioneer-Standard Electronics                                 14,018
             Component & Computer Distribution

    300,000  Kent Electronics                                              8,756
             Component Distribution & Contract Assembly
--------------------------------------------------------------------------------
                                                                          22,774

             >TRANSACTION PROCESSORS: 1.9%

  1,812,000  National Data                                                47,112
             Credit Card & Health Claims Processor

  1,211,000  Concord EFS                                                  27,777
             Credit Card Processor
--------------------------------------------------------------------------------
                                                                          74,889
                                                                       ---------
INFORMATION: TOTAL                                                     1,348,306

Acorn Fund

         >Statement of Investments, continued

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
Health Care: 7.8%
               >BIOTECHNOLOGY/DRUG DELIVERY: 4.3%

    405,000    Inhale Therapeutic Systems                             $  30,172
               Pulmonary Drug Delivery

    425,000    Myriad Genetics                                           25,606
               Gene Discovery & Diagnostic Products

    266,000    Protein Design Labs                                       21,147
               Computer Designed Monoclonal Antibodies

    342,000    CuraGen                                                   15,988
               Gene Based Drug Development

  1,358,000    Corvas International                                      14,938
               Rational Drug Design

    130,000    Incyte Pharmaceutical                                     11,367
               Gene Sequencing

    823,000    Microcide Pharmaceuticals                                 10,699
               Antibiotics

  7,628,845    Nadro, Series L (Mexico)                                   9,042
               Pharmaceutical Distributor

    380,000    Genome Therapeutics                                        8,954
               Gene Discovery Services

    316,000    Guilford Pharmaceuticals                                   7,347
               Drug Delivery & Neurology Drugs

    476,000    NPS Pharmaceuticals                                        7,170
               Small Molecule Drugs

    707,000    Synaptic Pharmaceuticals                                   5,126
               Receptor Targeted Drug Design

    325,000    Genzyme Molecular Oncology Division                        4,916
               Gene Expression Technology & Cancer Drugs
--------------------------------------------------------------------------------
                                                                        172,472
               >MEDICAL EQUIPMENT: 0.3%

    407,000    Orthofix International                                     7,123
               Bone Fixation & Stimulation Devices

    443,000    Acuson                                                     6,562
               Ultrasound Devices
--------------------------------------------------------------------------------
                                                                         13,685
               >HOSPITAL/LABORATORY SUPPLIES: 0.1%

     27,000    Techne                                                     1,863
               Cytokines, Antibodies, Other Reagents for Life Sciences

               >SERVICES: 3.1%

  1,952,000    First Health Group                                        61,732
               PPO Network

  2,000,000    Lincare Holdings                                          56,750
               Home Health Care Services
  1,280,000    Magellan Health Services                                   6,160
               Mental Health Services
--------------------------------------------------------------------------------
                                                                        124,642
                                                                        -------
HEALTH CARE: TOTAL                                                      312,662

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
Consumer Goods/Services: 12.8%

               Goods

               >LEISURE VEHICLES: 2.2%

   900,000     Harley-Davidson                                        $  71,437
               Motorcycles & Related Merchandise

   341,000     Thor Industries                                            8,291
               RV's & Busses

 2,400,000     Ducati Motor (Italy)                                       6,534
               Motorcycles & Related Merchandise

   110,000     National RV Holdings                                       1,739
               Recreational Vehicles
--------------------------------------------------------------------------------
                                                                         88,001

               >FURNITURE: 0.5%

   660,000     Herman Miller                                             18,480
               Office Furniture

   130,000     Hon Industries                                             3,347
               Office Furniture & Fireplaces
--------------------------------------------------------------------------------
                                                                         21,827
               >BEVERAGES: 0.1%

    23,000     Binding Brauerei (Germany)                                 3,962
               Brewery

               >NONDURABLES: 0.3%

 1,190,000     Helen of Troy                                              8,181
               Personal Care Products

   401,000     First Years                                                2,782
               Infant & Toddler Products
--------------------------------------------------------------------------------
                                                                         10,963

               >DURABLE GOODS: 0.2%

   312,439     Hunter Douglas (Netherlands)                               7,983
               Decorative Window Coverings

               >TEXTILES/APPAREL: 1.1%

   900,000     Jones Apparel                                             28,687
               Women's Apparel

   750,000     Nautica Enterprises                                        8,813
               Men's Casual Apparel

   600,000     Unifi                                                      5,363
               Polyester & Nylon Fabrics
    85,000     Gildan Activewear                                          2,773
               Cotton T-Shirts
--------------------------------------------------------------------------------
                                                                         45,636

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
               Services

               >RETAIL: 2.6%

  1,700,000    Borders Group                                          $  29,219
               Bookstores

    400,000    Whole Foods Market                                        16,575
               Natural Food Supermarkets

    750,000    Gadzooks                                                  16,266
               Teen Apparel Retailer

  1,100,000    N. Brown Group (United Kingdom)                           12,442
               Mail Order Clothing in Large Sizes

  1,200,000    Pier 1 Imports                                            12,300
               Imported Furniture & Tchotchkes

    325,000    Quiksilver                                                 5,708
               Gen Y Clothing

    200,000    Calloway Golf                                              3,100
               Premium Golf Clubs & Balls

    400,000    Panera Bread                                               3,000
               Bakery & Deli Restaurants

    160,000    Gaiam                                                      2,800
               Healthy Living Catalog & E-Commerce

    156,000    MotherNature.com                                             492
               Healthy Living E-Commerce
-------------------------------------------------------------------------------
                                                                        101,902
               >TRAVEL: 0.0%

    200,000    Fairfield Communities                                      1,587
               Time-Sharing Vacation Resorts

               >CONSUMER SERVICES: 1.7%

  1,540,000    Bally Total Fitness                                       37,730
               National Chain of Fitness Centers

  1,000,000    ITT Educational Services                                  16,000
               Technology Oriented Postsecondary
               Degree Programs

  1,330,000    Airtours (United Kingdom)                                  7,145
               Packaged Tour Vacations

    270,000    Steiner Leisure                                            5,198
               Spas & Hair/Skin Products on Cruise Ships

    234,000    Education Management                                       3,379
               Postsecondary Education
-------------------------------------------------------------------------------
                                                                         69,452

               >CASINOS: 1.4%

  1,500,000    Station Casinos                                           32,719
               Casinos & Riverboats

    934,000    Isle of Capri Casino                                      11,675
               Five Casinos in Secondary Markets

    360,000    Pinnacle Entertainment                                     7,313
               Casinos in Secondary Markets & Card Clubs

    535,000    Monarch Casino & Resort                                    1,873
               Casino/Hotel in Reno

    113,000    Lakes Gaming                                                 897
               Hotel & Casino in Biloxi & Gulfport
--------------------------------------------------------------------------------
                                                                         54,477

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
               >CRUISE LINES: 2.7%

  8,130,000    Star Cruises (Singapore)                                $ 71,138
               Cruising/Casino Operations

  1,500,000    Carnival                                                  37,219
               Largest Cruise Line

    410,000    Royal Olympic Cruise                                       1,128
               Cruises in Mediterranean
--------------------------------------------------------------------------------
                                                                        109,485
                                                                       ---------
CONSUMER GOODS/SERVICES: TOTAL                                          515,275

--------------------------------------------------------------------------------
Finance: 12.8%

               >BANKS: 1.6%

    974,000    TCF Financial                                             23,193
               Great Lakes Bank

    730,000    Texas Regional Bancshares                                 18,569
               TexMex Bank

    414,000    Chittenden                                                12,291
               Vermont & West Massachusetts Bank

    198,000    CCB Financial                                              8,761
               North Carolina Bank

    400,000    Eldorado Bancshares                                        3,200
               California Bank
--------------------------------------------------------------------------------
                                                                         66,014

               >SAVINGS & LOANS: 1.2%

  1,757,000    Peoples Bank Bridgeport                                   36,787
               Connecticut Savings & Loan

    824,000    Commonwealth Bancorp                                      10,454
               Philadelphia Savings & Loan
--------------------------------------------------------------------------------
                                                                         47,241
               >INSURANCE: 2.6%

    765,000    Protective Life                                           24,289
               Life/Dental Insurance

    100,000    Markel                                                    14,550

     22,627    Markel CVR                                                   136
               Specialty Insurance

    511,000    Leucadia National                                         12,136
               Insurance Holding Company

    820,000    HCC Insurance Holdings                                    10,865
               Aviation Insurance

    300,000    RLI                                                       10,050
               Specialty Insurance

    675,000    Philadelphia Consolidated Holding                          9,956
               Specialty Insurance

    154,308    ASR Verzekeringsgroep (Netherlands)                        8,077
               Auto/Life Insurance

    210,000    StanCorp Financial                                         5,749
               Group Life, Disability & 401K

    863,000    UICI                                                       5,717
               Insurance/Specialty Insurance

    266,000    United Fire & Casualty                                     5,121
               Property & Casualty
--------------------------------------------------------------------------------
                                                                        106,646

Acorn Fund
    >Statement of Investments, continued

Number of Shares                                                     Value (000)
-------------------------------------------------------------------------------
               >MONEY MANAGEMENT: 4.7%
   614,000     SEI Investments                                     $     69,651
               Mutual Fund Administration
 3,069,000     Phoenix Investment Partners                               23,785
               Mutual Fund & Pension Manager
 1,500,000     Banca Fideuram (Italy)                                    21,932
               Life Insurance & Mutual Funds
   742,000     Neuberger Berman                                          20,915
               Major Asset Management Company
   730,000     Pioneer Group                                             16,973
               Equity Mutual Funds
   350,000     Affiliated Managers Group                                 16,625
               Mutual Fund & Pension Manager
 1,250,000     Edinburgh Fund Managers
               (United Kingdom)                                          13,161
               Investment Management
   240,000     Baker Fentress                                             2,895
               Closed-End Investment Company
   200,000     The Investment Company of China
               (China)                                                    1,272
               Closed-End Fund
-------------------------------------------------------------------------------
                                                                        187,209

               >FINANCE COMPANIES: 2.7%
 3,912,000     AmeriCredit                                               63,814
               Auto Lending
 1,000,000     Ace Cash Express                                          17,125
               Check Cashing Stores
   750,000     DVI Health Services                                       10,687
               Leases for Big Medical Equipment
 1,820,000     World Acceptance                                           9,214
               Personal Loans
 1,375,000     Capital Trust                                              5,500
               Mortgage Loans
   700,000     Creditrust                                                 2,100
               Buys Defaulted Credit Card Paper
-------------------------------------------------------------------------------
                                                                        108,440
                                                                       --------
FINANCE: TOTAL                                                          515,550

-------------------------------------------------------------------------------
Industrial Goods/Services: 7.7%
               >STEEL: 0.6%
   820,000     Gibraltar Steel                                           13,479
               Steel Processing
   650,000     AK Steel                                                   6,744
               Carbon & Stainless Steel Producer
   420,000     Atchison Casting                                           2,914
               Steel Foundries
    95,000     A M Castle                                                 1,187
               Steel Distribution
-------------------------------------------------------------------------------
                                                                         24,324

               >INDUSTRIAL GOODS: 0.9%
 1,108,000     Clarcor                                                   19,667
               Engines, Mobile & Environmental Filtration
   553,000     Applied Industrial Technologies                            8,848
               Industrial Components Distribution
   350,000     Advanced Lighting Technologies                             6,562
               Metal Halide Lighting
-------------------------------------------------------------------------------
                                                                         35,077

               >SPECIALTY CHEMICALS & INDUSTRIAL
               MATERIALS: 1.2%
   346,111     SYMEX                                               $     14,329
               Combinatorial Materials
 1,145,000     Lilly Industries, Cl. A                                   14,169
               Industrial Coatings
   245,000     Spartech                                                   8,422
               Plastics Distribution & Compounding
   732,000     RPM                                                        8,052
               Specialty Coatings & Paint
   139,000     Brunswick Technologies                                       730
               Fiberglass Fabric for Composites
-------------------------------------------------------------------------------
                                                                         45,702

               >OUTSOURCING SERVICES & TRAINING: 0.7%
 2,500,000     Labor Ready                                               24,688
               Temporary Manual Labor
   600,000     GP Strategies                                              2,475
               Training Programs
   500,000     International Total Services                                 828
               Aviation Services
-------------------------------------------------------------------------------
                                                                         27,991

               >LOGISTICS: 2.2%
 1,400,000     Expeditors International of Washington                    55,650
               International Freight Forwarder
   759,000     Hub Group                                                 11,575
               Truck & Rail Freight Forwarder
   300,000     C H Robinson                                              11,175
               Truck Freight Forwarder
   300,000     Forward Air                                                7,106
               Freight Transportation Between Airports
   860,000     AirNet Systems                                             4,192
               Check & Other Small Package Shipment
-------------------------------------------------------------------------------
                                                                         89,698

               >OTHER INDUSTRIAL SERVICES: 2.1%
 1,200,000     Serco Group (United Kingdom)                              52,166
               Facilities Management
 1,526,000     Wackenhut, Cl. B                                          15,355
    31,000     Wackenhut, Cl. A                                             432
               Prison Management
   520,000     Mobile Mini                                               10,140
               Leases Portable Storage Units
 1,000,000     Aeroporti di Roma (Italy)                                  6,603
               Airport Management
-------------------------------------------------------------------------------
                                                                         84,696
                                                                       --------
INDUSTRIAL GOODS/SERVICES: TOTAL                                        307,488

Number of Shares                                               Value (000)
---------------------------------------------------------------------------
Energy/Minerals: 7.8%
           >INDEPENDENT POWER:0.9%
  450,000  AES Corporation                                        $  35,437
    1,852  AES Corporation Warrants                                     258
           Global Electric Producer
---------------------------------------------------------------------------
                                                                      5,695

           >OIL/GAS PRODUCERS: 3.3%
  600,000  Devon Energy                                              29,137
           Oil & Gas Producer
  730,000  Precision Drilling (Canada)                               24,412
           Oil & Gas Well Driller
2,100,000  Tesoro Petroleum                                          24,150
           Oil Refinery/Gas Producer
1,715,000  Cross Timbers Oil                                         22,402
           Oil & Gas Producer
  310,000  Evergreen Resources                                        7,498
           Oil & Gas Producer
  450,000  Pennaco Energy                                             6,159
           Coal Seam Gas Producer
  240,000  Penn West Petroleum                                        5,836
           Oil & Gas Producer
  380,000  Basin Exploration                                          5,676
           Oil & Gas Producer
  800,000  Tipperary                                                  2,900
           Coal Seam Gas Producer
  550,000  Ulster Petroleums (Canada)                                 2,746
           Oil & Gas Producer
   95,000  Canadian Natural Resources (Canada)                        2,513
           Oil & Gas Producer
---------------------------------------------------------------------------
                                                                    133,429

           >DISTRIBUTION/MARKETING/REFINING: 2.5%
  828,000  Dynegy                                                    51,957
           Natural Gas & Electric Processing, Production
           & Marketing
  900,000  Equitable Resources                                       40,331
           Natural Gas Utility & Producer
  600,000  Atmos Energy                                               9,825
           Natural Gas Utility
---------------------------------------------------------------------------
                                                                    102,113
           >MINING: 0.2%
  500,000  US Aggregates                                              7,188
           Aggregates, Ready Mix & Asphalt

           >OIL SERVICES: 0.9%
2,000,000  Newpark Resources                                         16,000
           Oilfield Fluid Management & Equipment Rental
2,250,000  Saipem (Italy)                                            10,980
           Offshore Construction
  160,000  Hanover Compressor                                         9,100
           Natural Gas Compressor Rental
---------------------------------------------------------------------------
                                                                     36,080
                                                                   --------
ENERGY/MINERALS: TOTAL                                              314,505

---------------------------------------------------------------------------

Other Industries : 6.9%
           >REAL ESTATE: 5.6%
  968,000  The Rouse Company                                         20,449
           Regional Shopping Malls
1,145,000  Cornerstone Properties                                    19,966
           Downtown Office Buildings
  675,000  First Industrial Realty Trust                             18,394
           Industrial Properties
  903,125  Security Capital European Realty                          18,063
           Strategic Real Estate Investments
  730,000  SL Green Realty                                           17,338
           Downtown Office Buildings
  700,000  Manufactured Home Communities                             16,188
           Manufactured Home Communities
  466,000  Forest City Enterprises, Cl. B                            15,844
           Shopping Malls
1,099,000  LaSalle Hotel Properties                                  13,737
           Upscale/Full Service Hotels
  625,000  Macerich Company                                          12,891
           Regional Shopping Malls
  412,000  IRSA (Argentina)                                          12,875
           Real Estate Management & Development
  450,000  BRE Properties                                            11,616
           Apartments
  490,000  Amli Residential                                          10,045
           Midwestern Apartments
  520,000  Summit Properties                                          9,945
           Southeastern Apartments
1,000,000  HRPT Properties                                            8,687
           Suburban Office Buildings
  385,000  First Washington Realty Trust                              7,147
  240,000  First Washington Realty Trust, Cv. Pfd.                    5,895
           Community Shopping Centers
  200,000  General Growth Properties                                  6,087
           Shopping Malls REIT
  190,000  Consolidated Tomoka                                        2,102
           16,000  Acres of Florida Land
---------------------------------------------------------------------------
                                                                    227,269
           >WASTE MANAGEMENT: 0.2%
  327,000  Stericycle                                                 8,175
           Medical Waste Disposal

           >REGULATED UTILITIES: 1.1%
  600,000  Conectiv                                                  10,500
           Electric Utility in New Jersey, Delaware & Maryland
  665,000  Unisource Energy                                           9,767
           Electric Utility in Arizona
1,300,000  Azurix                                                     9,750
           Water Utility Holding Company
  500,000  Utilicorp United                                           9,031
           Global Utility Holding Company
  130,000  CH Energy                                                  3,949
           Electric Utility in New York
---------------------------------------------------------------------------
                                                                     42,997

Acorn Fund
    >Statement of Investments, continued


                                                                 Value (000)
   -------------------------------------------------------------------------

   OTHER INDUSTRIES: TOTAL                                        $  278,441
   OTHER SECURITIES: 0.0%                                                 19
                                                                  ----------
   TOTAL COMMON STOCKS AND OTHER
   EQUITY-LIKE SECURITIES: 89.4%                                   3,592,246
   SHORT-TERM OBLIGATIONS: 10.1%                                     407,447
                                                                  ----------
   TOTAL INVESTMENTS: 99.5%                                        3,999,693
   CASH AND OTHER ASSETS LESS LIABILITIES: 0.5%                       21,270
                                                                  ----------
   TOTAL NET ASSETS: 100%                                         $4,020,963
   =========================================================================

   >Squirrel Chatter



                                                     (continued from page 3)
   on balance was neutral. Stockbrokers, pejoratively called "stock-jobbers", were considered dishonest, foreign and an unpleasantly novel element in English society. Not surprisingly, the collapse of 1720 made their reputation even worse.

         Venture capital dried up after the fall due to distrust of any speculative venture, as well as IPOs being illegal thanks to the Bubble Act. The lack of new capital may have set back the onset of the Industrial Revolution by a few years, but factories and railroads showed up eventually. Great Britain continued on its path to top-nation status for the next 150 years. Sir Isaac Newton's scientific fame was not diminished by his South Sea loss.

   /s/ Ralph Wanger

   Ralph Wanger
   Chief Investment Officer, Wanger Asset Management
   Lead Portfolio Manager, Acorn Fund


   Downwind From Technology

         High-tech companies of the early 1700s included the British East India Company, which had a trade monopoly with India, and a similarly named Dutch company trading exclusively in present-day Indonesia. These companies capitalized on a technological advantage of the time: naval superiority. Using this technology, the founders of the South Sea Company figured they could also profit from the overseas trading boom by incorporating a company to trade with Spanish America. Unfortunately, their business plan was seriously flawed. No one at the South Sea Company knew anything about America or trading, and Spanish authorities had no intention of letting Englishmen in on their trade monopoly. Only a few shiploads of English merchandise were sent to America and these items lost money. A stronger effort was made in the slave trade, with 45 shiploads of Africans carried between 1716 and 1718. This horrid scheme failed for a more horrid reason - too many slaves died in transit./4/

--------------------------------------------------------------------------------

/1/ Wall Street Journal, April 14, 2000. None of our funds bought any of the stock at any time.

/2/ This method was also enormously difficult to unravel after the fall.

/3/ Most trading of the time was conducted in a coffeehouse that often saw a difference in stock price from one end of the room to the other. Because of this, it is difficult to nail down what the South Sea Company stock's high mark was but it is believed to have never traded above 1,000.

/4/ The main source for this essay is John Carswell's The South Sea Bubble, 1993 revised edition, Alan Sutton, Dover, NH, 1993.

Acorn International
          >Major Portfolio Changes in the First Quarter


                                              Number of Shares
                                            --------------------
                                            12/31/99     3/31/00

Additions
----------------------------------------------------------------
         Europe

>GERMANY
Austria Technologies & Systemtechnik               0     100,000
Dialog Semiconductor                         100,000     160,000
Fresenius, Pfd.                               50,000      60,000
IFCO Systems                                       0     100,000
MobilCom                                           0     110,000
Pfeiffer Vacuum Technologies                 150,000     200,000
Takkt                                              0     300,000
Telesens                                           0     115,000

>DENMARK
ISS International Service Systems                  0     125,000

>NORWAY
Enitel                                       160,000     200,000

>SWEDEN
Micronic Laser Systems                             0     285,000
Modern Times Group                           400,000     500,000
SwitchCore                                         0      75,000
Utfors                                             0     125,000

>FRANCE/BELGIUM
Audiofina (Belgium)                                0     185,000
Genset                                             0     250,000
Imerys                                             0      25,000
Telinfo (Belgium)                                  0     100,000
Ubizen (Belgium)                                   0      15,000

>UNITED KINGDOM/IRELAND
Chloride Group                             3,206,400   6,000,000
Expro International                                0   1,000,000
Fairey Group                                 715,000   1,200,000
FKI                                          128,000   3,500,000
Hays                                               0   3,000,000
Incepta                                            0   5,000,000
Irish Life & Permanent (Ireland)             750,000   1,800,000
MG                                                 0   1,600,000
NTL                                          450,000     580,000
(includes effect of 5 for 4 stock split)
Oxford Asymmetry                                   0   1,130,000
Photobition Group                          2,125,000   2,500,000
Rotork                                     1,700,000   2,000,000
SkyePharma                                         0   6,000,000
Smith & Nephew                             3,000,000   3,500,000
SSL International                          1,500,000   1,800,000
St James Capital                           2,840,000   3,800,000
Taylor Nelson                              3,500,000   5,000,000


                                              Number of Shares
                                            --------------------
                                            12/31/99     3/31/00

>SWITZERLAND
Bachem                                         5,000       7,000
Cie Fin Richemont                             10,000      14,000
Julius Baer                                    1,600       6,000
Selecta Group                                 80,000     100,000

>ITALY
Autogrill                                  3,000,000   3,750,000
Gruppo Coin                                  650,000     897,000
Saipem                                     1,250,000   2,000,000

>SPAIN
Aguas de Barcelona                           400,000     500,000
Cortefiel                                    450,000     500,000
Prosegur                                     650,000     750,000
Red Electrica                                      0   1,200,000
TPI                                                0     300,000

>NETHERLANDS
ASR Verzekeringsgroep                              0      95,000
Kempen                                       420,000     450,000

----------------------------------------------------------------
         Asia

>HONG KONG
E-New Media                                        0  40,000,000
TVB                                        3,500,000   3,650,000

>JAPAN
Avex                                               0     100,000
Bellsystem24                                  15,000      35,000
Benesse                                       40,000     100,000
Bodysonic                                          0     600,000
Densei Lambda                                300,000     400,000
Fast Retailing                                     0      50,000
Future System                                      0          15
Hirose Electric                                    0      80,000
Konami                                             0     190,000
Misumi                                        75,000     110,000
(includes effect of 11 for 10 stock split)
Nichii Gakkan                                      0      45,000
Orix                                         175,000     275,000
(includes effect of 6 for 5 stock split)
Otsuka Kagu                                   40,000      55,000
Pasona Softbank                                    0      20,000
Ryohin Keikaku                               180,000     200,000
Shobunsha                                          0     150,000
Stella Chemifa                                     0      55,000
Wilson Learning                               24,400     165,000

>TAIWAN
Advantech                                          0   2,000,000
Cosmo Electronics                                  0     750,000
Phoenixtec Power                           4,000,000   6,000,000
Systex                                     3,000,000   3,500,000

Acorn International
          >Major Portfolio Changes in the First Quarter


                                                 Number of Shares
                                               ---------------------
                                               12/31/99      3/31/00

>SOUTH KOREA
Cheil Jedang                                    100,000      150,000
(includes effect of a 20% stock dividend)
Korea Technology Investments                  1,000,000    2,500,000
S1 Corporation                                1,000,000    1,200,000
(includes effect of a 4.1% stock dividend)
Samsung                                               0    1,000,000
SK Corporation                                        0      400,000

--------------------------------------------------------------------
         Latin America

>MEXICO
Grupo Carso                                           0    1,500,000
Wal-Mart de Mexico                            5,450,000    5,500,000
(formerly known as Cifra SA)

>BRAZIL
Embratel                                        750,000      800,000

--------------------------------------------------------------------
         Other Countries

>AUSTRALIA
Computershare                                 4,500,000    5,000,000
ERG                                           7,500,000    8,000,000
KeyCorp                                       2,000,000    2,500,000

>CANADA
ATI Technologies                                      0    1,500,000
Clearnet Communications                               0      150,000
Corus Entertainment                             500,000      850,000
Creo Products                                         0      275,000
Mosaic                                          110,000      850,000
Power Financial                                 750,000    1,000,000

>ISRAEL
Comverse Technology                                   0       85,000
DSP Group                                             0      250,000
(includes effect of 2 for 1 stock split)
Gilat Satellite Network                         170,000      200,000
Radware                                          75,000      100,000

>SOUTH AFRICA
Dimension Data                                6,000,000    6,500,000

>UNITED STATES
Carnival                                              0      500,000
Global TeleSystems                              475,000      750,000

                                               Number of Shares
                                          ---------------------------
                                             12/31/99       3/31/00
Sales
----------------------------------------------------------------------
         Europe

>GERMANY/AUSTRIA
Pixelpark                                        28,000            0
UnitedGlobalCom (Austria)                       250,000            0

>FINLAND
Helsinki Telephone                              120,000      100,000
TietoEnator                                   1,200,000    1,000,000

>SWEDEN
Information Highway                             160,000    1,500,000
(includes effect of 10 for 1 stock split)
Sigma                                         1,085,000    1,000,000
WM Data Nordic                                  950,000      850,000

>FRANCE
Atos                                            375,000      250,000
NRJ                                              62,000       50,000

>UNITED KINGDOM/IRELAND
Baltimore Technologies                          500,000      250,000
Bodycote                                      2,250,000            0
Esat Telecom (Ireland)                          150,000            0
Euro Money Publications                         500,000      400,000
Exel                                          3,500,000            0
(formerly known as NFC)
Flextech                                        500,000            0
HALMA                                         3,400,000            0
Hogg Robinson                                 1,500,000            0
ITNET                                         1,350,000    1,000,000
Logica                                          500,000            0
Ocean Group                                     290,000            0

>SWITZERLAND
Societe Generale d'Affichage                      5,000            0
Phoenix Mecano                                   30,000       10,000

>ITALY
Class Editori                                 1,500,000      750,000
Editoriale L'Espresso                         6,000,000    3,000,000
SEAT Pagine Gialle                            4,000,000            0

>SPAIN
Mapfre Vida                                     400,000            0

>NETHERLANDS
Fox Kids Europe                                  65,000            0
Versatel                                         27,000            0

>HUNGARY
Gedeon Richter                                  100,000            0
----------------------------------------------------------------------
         Asia

>HONG KONG
SmarTone Telecom                              3,000,000            0
Li & Fung                                    30,000,000   26,000,000

>INDIA
Zurich India Quantum                          1,998,000            0

>JAPAN
Aiful                                            50,000            0
C Two-Network                                    35,000            0
Fuji Software                                   180,000            0
JAFCO                                           130,000       75,000
Kokuyo                                          400,000            0
Nichiei                                         175,000            0
Nidec                                            75,000            0
Nintendo                                        160,000      155,000
Taiyo Ink                                        77,000            0
Trans Cosmos                                     85,000       65,000
Yamaha                                          800,000            0

>PHILIPPINES
Int'l Container Terminal Services            36,918,000            0

>SINGAPORE
Datacraft Asia                                8,000,000    6,000,000
Natsteel Electronics                          7,500,000    5,500,000
Venture Manufacturing                         6,500,000    6,000,000

----------------------------------------------------------------------
         Latin America

>MEXICO
Grupo Continental                             5,000,000            0

>BRAZIL
TeleSudeste Celular                             340,000            0

>ARGENTINA
El Sitio                                         30,000            0

>PERU
Enrique Ferreyros                             7,000,000            0
----------------------------------------------------------------------
         Other Countries

>AUSTRALIA
AAPT                                          5,000,000    4,500,000

>CANADA
Celestica                                     1,200,000    1,000,000
LGS Group                                       600,000            0
Leitch Technology                               400,000            0

>ISRAEL
ECI Telecom                                     350,000            0
Galileo Technology                              650,000            0

>UNITED STATES
AES Corporation                                 300,000            0
Azurix                                          500,000            0

Acorn International

              >Statement of Investments (Unaudited) March 31, 2000



Number of Shares                                 Value (000)
-----------------------------------------------------------

                                    Common Stocks and Other
                              Equity-Like Securities: 94.4%
-----------------------------------------------------------
Europe: 46.4%
               >GERMANY/AUSTRIA: 4.1%
     600,000   Rhoen Klinikum Pfd.                $  27,157
     500,000   Rhoen Klinikum                        20,095
               Hospital Management
     240,000   EM.TV & Merchandising                 19,704
               Children's Media Production,
               Merchandising & Distribution
     110,000   MobilCom                              15,684
               Telecommunication Services
      60,000   Fresenius, Pfd.                       13,320
               Dialysis Equipment & Solutions
     160,000   Dialog Semiconductor                  12,555
               Custom Semiconductors for Cell Phones
     200,000   Pfeiffer Vacuum Technologies           7,808
               Vacuum Pump Manufacturer
     100,000   Austria Technologies & Systemtechnik   6,698
               Printed Circuit Board Manufacturer
     165,000   Flughafen Wien (Austria)               6,126
               Vienna Airport Authority
     115,000   Telesens                               4,952
               Telecommunications Billing Software
     300,000   Takkt                                  2,842
               Mail Order Retailer of Office &
               Warehouse Durables
     100,000   IFCO Systems                           2,368
               Shipping Container Leasing/Logistics
-----------------------------------------------------------
                                                    139,309

               >DENMARK: 0.2%
     125,000   ISS International Service Systems      8,194
               Cleaning Services

               >FINLAND: 3.5%
   1,000,000   TietoEnator                           59,998
               Computer Services/Consulting
   1,500,000   Talentum                              33,013
               Trade Journals & Internet Services
     100,000   Helsinki Telephone                     9,665
               Telecommunications Provider
     100,000   F-Secure                               7,169
               Security Software
     625,000   Fiskars, Series A                      6,280
               Scissors & Gardening Tools
      95,400   Spar Finland                           3,403
               Grocery/Convenience Stores
-----------------------------------------------------------
                                                    119,528

               >NORWAY: 0.3%
     200,000   Enitel                                 8,887
               Telecommunications Provider

               >SWEDEN: 4.3%
     850,000   WM Data Nordic                        46,238
               Computer Services/Consulting
   1,000,000   Sigma                                 24,769
               Technical Consulting

     500,000   Modern Times Group                  $ 24,306
               TV, Newspapers and Electronic Commerce
   1,350,000   Mandator                              23,438
               Computer Services/Consulting
   1,500,000   Information Highway                   13,715
               Internet Consulting
      75,000   SwitchCore                             5,599
               Communication Semiconductors
     285,000   Micronic Laser Systems                 5,212
               Video Display Manufacturing Equipment
     125,000   Utfors                                 4,630
               Scandinavian Alternative Telecom
-----------------------------------------------------------
                                                    147,907

               >FRANCE/BELGIUM: 4.3%
      50,000   NRJ                                   37,080
               Radio Network
     250,000   Atos                                  32,295
               Computer Services/Transaction Processing
     185,000   Audiofina (Belgium)                   22,748
               TV & Radio Stations
      50,000   Fininfo                               15,645
               Data Feeds for French Banks & Brokers
      20,000   Penauille Polyservice                 12,440
               Industrial Cleaning/Airport Services
     100,000   Telinfo (Belgium)                     11,913
               Network Integration Services
     250,000   Genset                                 8,121
               Gene Discovery, Pharmacogenomics,
               Gene Libraries
      25,000   Imerys                                 3,045
               Industrial Minerals Producer
      15,000   Ubizen (Belgium)                       2,698
               Internet Security Services/Software
-----------------------------------------------------------
                                                    145,985

               >UNITED KINGDOM/IRELAND: 13.8%
   2,000,000   Serco Group                           86,944
               Facilities Management
     580,000   NTL                                   53,831
               Voice, Video & Data Services
               Via Cable Networks
   2,000,000   Capita Group                          51,145
               Outsourcing Services
     250,000   Baltimore Technologies                34,299
               Security Software
   5,000,000   Taylor Nelson                         22,055
               Market Research Services
   2,500,000   Photobition Group                     20,938
               Production of Graphics for Exhibits
   3,000,000   Hays                                  19,634
               Outsourcing Services
     400,000   Euro Money Publications               19,144
               Financial Publications
   1,800,000   Irish Life & Permanent (Ireland)      16,363
               Savings Products
   1,800,000   SSL International                     15,908
               Medical & Footcare Products

Number of shares                                                 Value (000)
---------------------------------------------------------------------------
 3,800,000          St James Capital                               $ 15,398
                    Life Insurance
 3,500,000          FKI                                              12,870
                    Autonomous Manufacturer
 1,000,000          ITNET                                            12,563
                    Outsourcing Services
 6,000,000          Chloride Group                                   11,869
                    Electrical Equipment Manufacturer/Retailer
 6,000,000          SkyePharma                                       10,529
                    Drug Delivery
 3,500,000          Smith & Nephew                                   10,092
                    Medical Equipment & Supplies
 5,000,000          Incepta                                           9,572
                    Business Information & Marketing Services
 2,000,000          Rotork                                            8,774
                    Valve Actuators for Oil & Water Pipelines
 1,200,000          Fairey Group                                      8,375
                    Electronic Products
 1,130,000          Oxford Asymmetry                                  7,842
                    Chemical Products & Services
 1,000,000          Thus                                              7,474
                    Telecommunications Provider
 1,600,000          MG                                                6,981
                    Metals Trading
 1,000,000          Expro International                               5,998
                    Offshore Oil Field Services
---------------------------------------------------------------------------
                                                                    468,598

                    >SWITZERLAND: 4.1%
    14,000          Cie Fin Richemont                                35,575
                    Luxury Goods
   100,000          Selecta Group                                    33,199
                    Vending Machine Owner/Operator
     6,000          Julius Baer                                      22,590
                    Private Banking, Brokerage & Mutual Funds
     6,500          Sarasin & Cie Bank                               17,983
                    Private Banking
     7,000          Bachem                                           13,683
                    Peptides
    15,000          Bon Appetit                                      12,621
                    Wholesale Food Distributor and Speciality
                    Restaurant/Retailer
    10,000          Phoenix Mecano                                    4,884
                    Electrical Components Manufacturer
---------------------------------------------------------------------------
                                                                    140,535

                    >ITALY: 6.4%
 3,000,000          Editoriale L'Espresso                            58,878
                    Newspaper & Magazine Publisher
 4,000,000          Banca Fideuram                                   58,486
                    Life Insurance & Mutual Funds
 3,750,000          Autogrill                                        34,807
                    Restaurants and Catering for Travelers
 1,500,000          Mediolanum                                       26,511
                    Life Insurance & Mutual Funds
   750,000          Class Editori                                    11,698
                    Newspapers & On-Line Financial Data
 2,000,000          Saipem                                            9,760
                    Offshore Oil Services
 1,400,000          Aeroporti di Roma                             $   9,244
                    Airport Management
   897,000          Gruppo Coin                                       9,236
                    Food & Clothing Retailer
---------------------------------------------------------------------------
                                                                    218,620

                    >SPAIN/PORTUGAL: 3.1%
   425,000          Filmes Lusomundo (Portugal)                      32,514
                    Newspapers, Radio, Video, Film Distribution
   300,000          TPI                                              13,059
                    Spanish Telephone Directories
   500,000          Indra Sistemas                                   12,009
                    Computer Services/Consulting
   500,000          Cortefiel                                        11,842
                    Apparel Retailer
 1,200,000          Red Electrica                                    11,804
                    Spanish Power Grid
   750,000          Prosegur                                          9,035
                    Security Guards
   100,000          PT Multimedia (Portugal)                          8,899
                    Cable TV, Satellite Operator
                    & Internet Service Provider
   500,000          Aguas de Barcelona                                7,870
                    Water Utility
---------------------------------------------------------------------------
                                                                    107,032

                    >NETHERLANDS: 1.9%
   500,000          Getronics                                        38,228
                    Computer Services/Consulting
   450,000          Kempen                                           20,454
                    Stock Brokerage/Investment Management
    95,000          ASR Verzekeringsgroep                             4,973
                    Auto/Life Insurance
---------------------------------------------------------------------------
                                                                     63,655

                    >HUNGARY: 0.4%
 1,200,000          Matav                                            10,535
    70,000          Matav ADR                                         3,124
                    Telecommunications Provider
---------------------------------------------------------------------------
                                                                     13,659
                                                                  ---------
EUROPE: TOTAL                                                     1,581,909

---------------------------------------------------------------------------
Asia: 28.7%
                    >HONG KONG: 4.9%
26,000,000          Li & Fung                                       120,542
                    Sourcing of Consumer Goods
 3,650,000          TVB                                              32,462
                    Television Broadcasting
40,000,000          E-New Media                                      12,971
                    Internet Billing Service
---------------------------------------------------------------------------
                                                                    165,975

                    >JAPAN: 10.4%
   275,000          Orix                                             39,816
                    Finance Leasing
   200,000          Ryohin Keikaku                                   36,270
                    Own Brand Specialty Retailer

Acorn International
    >Statement of Investments, continued

Number of Shares                                                Value (000)
---------------------------------------------------------------------------
    35,000          Bellsystem24                                   $ 29,688
                    Call Centers
   155,000          Nintendo                                         27,278
                    Video Games
    50,000          Fast Retailing                                   22,010
                    Apparel Retailer
    30,000          OBIC                                             21,060
                    Computer Integrator
   100,000          Avex                                             19,061
                    Music Content
    65,000          Trans Cosmos                                     18,379
                    Information Technology Services & Investments
    75,000          JAFCO                                            16,819
                    Venture Capital Fund
    55,000          Otsuka Kagu                                      15,766
                    Furniture Retailer
   600,000          Bodysonic                                        13,221
                    Media Content Provider
   190,000          Konami                                           12,968
                    Video Game Software Developer
   110,000          Misumi                                           12,334
                    Distributor of Capital Goods Components
    80,000          Hirose Electric                                  11,302
                    Electrical Connectors
   400,000          Densei Lambda                                    10,959
                    Power Supplies
   165,000          Wilson Learning                                  10,457
                    Corporate Training
   100,000          Benesse                                          10,432
                    Correspondence Education
   150,000          Shobunsha                                         8,804
                    Map Publisher
    45,000          Nichii Gakkan                                     6,107
                    Healthcare Personnel Outsourcing
        15          Future Systems                                    5,338
                    IT Services
    55,000          Stella Chemifa                                    4,724
                    Specialty Chemicals
    20,000          Pasona Softbank                                   1,170
                    Temporary Employment
---------------------------------------------------------------------------
                                                                    353,963

                    >TAIWAN: 3.2%
 3,500,000          Systex                                           33,815
                    Systems Integrator & Internet Services
 3,000,000          Hitron Technology                                27,506
                    Network Integration & Internet Services
 2,000,000          Advantech                                        17,483
                    Computer Based Industrial Automation
 6,000,000          Phoenixtec Power                                 13,802
                    Uninterruptable Power Supply Manufacturer
 3,000,000          Chroma Ate                                       11,042
                    Test & Measurement Instruments
   750,000          Cosmo Electronics                                 6,901
                    Relay & Opto-Coupler Manufacturer
---------------------------------------------------------------------------
                                                                    110,549

                    >MALAYSIA: 0.6%
 2,000,000          Unisem                                         $ 20,789
                    Semiconductor Assembly


                    >SOUTH KOREA: 2.0%
 1,200,000          S1 Corporation                                   18,349
                    Security Services
 2,500,000          Korea Technology Investments                     16,037
                    Venture Capital
 1,000,000          Samsung                                          13,436
                    Trading Company
   150,000          Cheil Jedang                                      9,866
                    Consumer Staples
   400,000          SK Corporation                                    9,229
                    Oil Refining
---------------------------------------------------------------------------
                                                                     66,917

                    >SINGAPORE: 7.6%
 9,500,000          Star Cruises                                     83,125
                    Cruise Line
 6,000,000          Venture Manufacturing                            82,432
                    Electronic Manufacturing Services
 6,000,000          Datacraft Asia                                   56,100
                    Network Integrator
 5,500,000          Natsteel Electronics                             36,013
                    Electronic Manufacturing Services
---------------------------------------------------------------------------
                                                                    257,670
                                                                   --------
ASIA: TOTAL                                                         975,863

---------------------------------------------------------------------------
Latin America: 3.0%

                    >MEXICO: 2.1%
 5,000,000          Corp Interamericana de
                    Entretenimiento                                  25,186
                    Special Events & Live Entertainment
 9,000,000          Grupo Industrial Bimbo                           14,623
                    Bread, Baked Goods & Snacks
 5,500,000          Wal-mart de Mexico                               13,304
                    (formerly known as Cifra SA)
                    Discount Stores
 3,500,000          Kimberly Clark de Mexico                         12,030
                    Paper Products
 1,500,000          Grupo Carso                                       5,698
                    Conglomerate
---------------------------------------------------------------------------
                                                                     70,841

                    >BRAZIL 0.6%
   800,000          Embratel                                         20,500
                    Long Distance Telecommunications Provider


                    >ARGENTINA: 0.3%
   400,000          IRSA GDS                                         12,500
                    Real Estate Management & Development
                                                                    -------
LATIN AMERICA: TOTAL                                                103,841

Number of Shares                                                Value (000)
---------------------------------------------------------------------------
Other Countries: 16.3%
                    >AUSTRALIA: 3.9%
 8,000,000          ERG                                            $ 55,116
                    Smart Card Systems for Public Transportation
 4,500,000          AAPT                                             26,222
                    Telecommunications Provider
 2,500,000          KeyCorp                                          25,722
                    Smart Card Technology
 5,000,000          Computershare                                    23,703
                    Financial Software/Services
---------------------------------------------------------------------------
                                                                    130,763

                    >CANADA: 5.6%
 1,000,000          Celestica                                        52,590
                    Electronic Manufacturing Services
 1,500,000          ATI Technologies                                 26,605
                    Computer Graphics Chips & Boards
   850,000          Corus Entertainment                              22,248
                    CATV Programming & Radio Stations
   720,000          Canadian Natural Resources                       19,044
                    Oil & Gas Producer
 1,000,000          Power Financial                                  14,809
                    Life Insurance & Mutual Funds
   500,000          Penn West Petroleum                              12,157
                    Oil & Gas Producer
   275,000          Creo Products                                    11,997
                    Commercial Printing Machinery
   850,000          Mosaic                                           11,417
                    Outsourcing Market Services
 1,350,000          Bracknell                                         6,509
                    Electrical Contractor & Facilities Management
   150,000          Clearnet Communications                           6,199
                    Mobile Communications
   500,000          Cinar                                             3,500
                    Children's TV Programming
 4,000,000          Dundee Realty                                     2,893
                    Real Estate
---------------------------------------------------------------------------
                                                                    189,968

                    >ISRAEL: 3.6%
   850,000          Amdocs                                           62,634
                    Telecommunications Billing &
                    Customer Care Software
   200,000          Gilat Satellite Network                          23,450
                    Satellite Communications Equipment
   250,000          DSP Group                                        16,500
                    DSP Based Semiconductors & Intellectual Property
    85,000          Comverse Technology                              16,065
                    Voicemail & Related Systems
   100,000          Radware                                           3,875
                    Internet Infrastructure & Internet Traffic
---------------------------------------------------------------------------
                                                                    122,524
                    >SOUTH AFRICA: 1.7%
 6,500,000          Dimension Data                                   57,899
                    Networks & Computer Services

Principal Amount or
Number of Shares                                                Value (000)
---------------------------------------------------------------------------

                    >RUSSIA: 0.0%
$1,500,000          Khanty Mansiysk 10% Notes
                    Due 10/14/02                                   $    750
     4,085          Khanty Mansiysk                                     169
                    Oil Production in Russia
---------------------------------------------------------------------------
                                                                        919

                    >UNITED STATES: 1.5%
   400,000          MIH                                              24,400
                    Pay-TV
   750,000          Global TeleSystems                               15,375
                    Telecommunications Provider
   500,000          Carnival                                         12,406
                    Largest Cruise Line Operator
---------------------------------------------------------------------------
                                                                     52,181
                                                                 ----------
OTHER: TOTAL                                                        554,254

TOTAL COMMON STOCKS AND OTHER
                                                                 ----------
  EQUITY-LIKE SECURITIES: 94.4%                                   3,215,867

SHORT-TERM OBLIGATIONS: 5.4%                                        184,099
                                                                 ----------
TOTAL INVESTMENTS: 99.8%                                          3,399,966

CASH AND OTHER ASSETS LESS LIABILITIES: 0.2%                          5,133
                                                                 ----------
TOTAL NET ASSETS: 100%                                           $3,405,099
===========================================================================

Acorn International
         >Portfolio Diversification

At March 31, 2000, the Fund's portfolio of investments as a percent of net assets was diversified as follows:

                                                   Value (000)     Percent
---------------------------------------------------------------------------
>INFORMATION
Computer Services                                  $  316,432          9.3%
Telephone Services                                    235,877          7.0
Publishing                                            211,848          6.2
Business Software                                     154,867          4.5
Contract Manufacturing                                118,445          3.5
Transaction Processors                                104,541          3.1
Business Information                                   90,676          2.7
Semiconductors                                         87,260          2.5
Telephone Equipment                                    67,021          2.0
Radio                                                  63,958          1.9
Broadcasting                                           58,710          1.7
CATV                                                   53,831          1.6
Instrumentation                                        48,741          1.4
Internet                                               26,489          0.8
Computer Hardware                                      25,671          0.8
Programming                                            19,704          0.6
Mobile Communications                                  19,420          0.5
Advertising                                            11,417          0.3
--------------------------------------------------------------------------
                                                    1,714,908         50.4
>HEALTH CARE
Hospital Management                                    47,252          1.4
Pharmaceuticals                                        26,437          0.8
Medical Equipment                                      23,412          0.7
Biotechnology                                          15,963          0.4
Services                                                6,107          0.2
--------------------------------------------------------------------------
                                                      119,171          3.5
>CONSUMER GOODS/SERVICES
Retail                                                112,049          3.3
Entertainment                                         110,736          3.3
Consumer Services                                      89,173          2.6
Travel                                                 83,125          2.4
Restaurants                                            34,807          1.0
Consumer Software                                      27,278          0.8
Food                                                   24,490          0.7
Nondurables                                            18,310          0.5
Cruise Lines                                           12,406          0.4
Consumer Goods Distribution                             3,403          0.1
--------------------------------------------------------------------------
                                                      515,777         15.1

>FINANCE
Money Management                                   $  101,034          3.0%
Finance Companies                                      56,635          1.7
Insurance                                              51,542          1.5
Banks                                                  40,573          1.1
Brokerage                                              27,435          0.8
--------------------------------------------------------------------------
                                                      277,219          8.1
>INDUSTRIAL GOODS/SERVICES
Outsourcing Services                                  296,664          8.7
Electrical Components                                  93,334          2.7
Machinery Processing                                   29,453          0.9
Industrial Services                                    21,211          0.6
Conglomerates                                          19,133          0.6
Speciality Chemicals                                   18,407          0.5
Industrial Materials                                    3,045          0.1
--------------------------------------------------------------------------
                                                      481,247         14.1
>ENERGY/MINERALS
Oil/Gas Producers                                      32,119          0.9
Oil Services                                           15,759          0.5
Oil Refining                                            9,229          0.3
--------------------------------------------------------------------------
                                                       57,107          1.7
>OTHER INDUSTRIES
Regulated Utilities                                    19,675          0.5
Real Estate                                            15,393          0.5
Transportation                                         15,370          0.5
--------------------------------------------------------------------------
                                                       50,438          1.5
TOTAL COMMON STOCKS AND
                                                    ----------------------
   OTHER EQUITY-LIKE SECURITIES                     3,215,867         94.4

SHORT-TERM OBLIGATIONS                                184,099          5.4
                                                    ----------------------
TOTAL INVESTMENTS                                   3,399,966         99.8
CASH AND OTHER ASSETS LESS
   LIABILITIES                                          5,133          0.2
                                                    ----------------------
NET ASSETS                                         $3,405,099          100%
==========================================================================

Acorn USA

  >Major Portfolio Changes in the First Quarter

                                                       Number of Shares
                                                      ------------------
                                                      12/31/99   3/31/00

Additions
------------------------------------------------------------------------
  Information

American Power Conversion                              129,000   185,000
Cambridge Technologies                                       0    60,000
Classic Communications                                  37,100    65,000
Concord EFS                                                  0   165,500
Diversinet                                              73,000   229,000
DSP Group                                                    0   143,100
Ezenia                                                       0    30,000
Getty Images                                            56,800    92,800
JDA Software                                           486,300   598,000
Kronos                                                       0    35,000
MSI Holdings                                                 0   350,000
Objective Systems                                            0   163,000
Online Resources                                       121,000   188,000
Perkin Elmer                                                 0    65,000
Pomeroy Computer Resources                                   0   170,000
Project Software                                       119,000   132,000
RCM Technologies                                             0   173,000
RCN                                                    207,800   272,800
Salem Communications                                    36,300   122,700
Sykes Enterprises                                      312,500   421,500
Tektronix                                                    0   145,000

------------------------------------------------------------------------
  Health Care

Metabolex, Series F                                          0   363,636

------------------------------------------------------------------------
  Consumer Goods/Services

Gadzooks                                               375,000   395,000
ITT Educational Services                               112,000   153,000
TeleSpectrum                                           122,500   507,000

------------------------------------------------------------------------
  Energy/Minerals

Conectiv                                                     0   281,000
Newpark Resources                                            0   135,000


                                                       Number of Shares
                                                      ------------------
                                                      12/31/99   3/31/00

Sales
------------------------------------------------------------------------
  Information

Activision                                              15,500         0
Applied Power                                           92,000         0
Aspect Communications                                  257,100   205,100
Aztec Technology Partners                              820,000   635,000
CACI International                                     206,000   185,000
Computer Task Group                                    151,700         0
Galileo Technology                                     232,000         0
International Game Technology                          146,000         0
Meta Group                                              16,700         0
National Data                                          298,300   268,300
Price Communications                                   131,400   106,400
TV Guide                                                68,000    21,000

------------------------------------------------------------------------
  Health Care

First Health                                           390,000   343,000
Lincare Holdings                                       341,400   315,400

------------------------------------------------------------------------
  Finance

Markel                                                  13,800     2,100
 (includes effect of merger with Terra Nova Bermuda)
People's Bank Bridgeport                                38,000         0


------------------------------------------------------------------------
  Industrial Goods/Services

Advanced Lighting Technologies                         140,000   108,000
Atchison Casting                                        79,000         0
Labor Ready                                            210,000   150,000

------------------------------------------------------------------------
  Energy/Minerals

Atmos Energy                                           248,000   193,000
MidAmerican Energy                                     855,400         0

Acorn USA

  >Statement of Investments (Unaudited) March 31, 2000


Number of Shares                                                 Value (000)
----------------------------------------------------------------------------

                                                        Common Stocks: 91.1%
----------------------------------------------------------------------------
Information: 55.0%
               >BROADCASTING: 2.2%
     209,100   Data Transmission Network                            $ 5,946
               Data Services for Farmers
     122,700   Salem Communications                                   1,465
               Radio Stations for Religious Programming
      39,500   Young Broadcasting                                       750
               Television Stations
----------------------------------------------------------------------------
                                                                      8,161

               >TELEVISION PROGRAMMING: 0.3%
      21,000   TV Guide                                               1,009
               TV Program Guides & Programming

               >TELECOMMUNICATIONS/WIRELINE
               COMMUNICATIONS: 4.2%

     272,800   RCN                                                   14,697
               Metro Market CLEC: Voice, Video &
               Internet Services
      65,000   Classic Communications                                 1,024
               Cable Television in Rural Areas
----------------------------------------------------------------------------
                                                                     15,721

               >MOBILE COMMUNICATIONS: 8.4%
     186,000   Telephone and Data Systems                            20,646
               Cellular & Telephone Services
     121,800   Comarco                                                4,156
               Wireless Network Testing
     229,000   Diversinet                                             4,094
               Wireless PKI Security
     106,400   Price Communications                                   2,447
               Cellular Telephone Services
----------------------------------------------------------------------------
                                                                     31,343

               >TELECOMMUNICATIONS EQUIPMENT: 2.1%
     205,100   Aspect Communications                                  7,602
               Call Center Software
      30,000   Ezenia                                                   315
               Multimedia Communications
----------------------------------------------------------------------------
                                                                      7,917

               >COMPUTER SERVICES: 5.1%
     421,500   Sykes Enterprises                                      8,035
               Call Center Services
     635,000   Aztec Technology Partners                              5,060
               Technology Staffing Services
     170,000   Pomeroy Computer Resources                             3,124
               Network Integration Services
     173,000   RCM Technologies                                       2,162
               Technology Staffing Services
      60,000   Cambridge Technologies                                   814
               Network Integration Services
----------------------------------------------------------------------------
                                                                     19,195

               >BUSINESS SOFTWARE: 5.0%
     598,000   JDA Software                                           8,746
               Applications/Software & Services for Retailers
     132,000   Project Software                                       7,458
               Enterprise Maintenance Software
     163,000   Objective Systems                                      2,476
               Telecom Network Management
----------------------------------------------------------------------------
                                                                     18,680


Number of Shares                                                 Value (000)
----------------------------------------------------------------------------

               >TRANSACTION PROCESSORS: 2.9%

     268,300   National Data                                        $ 6,976
               Credit Card & Health Claims Processor
     165,500   Concord EFS                                            3,796
               Credit Card Processor
---------------------------------------------------------------------------
                                                                     10,772

               >INTERNET: 3.1%
     350,000   MSI Holdings                                           6,484
               Web Hosting
     188,000   Online Resources                                       3,231
               Internet Banking Technology
     125,000   Navidec                                                1,937
               Internet Computer Services
---------------------------------------------------------------------------
                                                                     11,652

               >BUSINESS INFORMATION/
               MARKETING SERVICES: 4.7%
     185,000   CACI International                                     5,538
               Technology Services for Government
     169,000   PRIMEDIA                                               5,408
               Specialty Magazines & Other Publications
     130,000   West TeleServices                                      3,347
               Customer Care & Sales Support
      92,800   Getty Images                                           3,335
               Photographs for Publications & Electronic Media
---------------------------------------------------------------------------
                                                                     17,628

               >INSTRUMENTATION: 3.3%
     145,000   Tektronix                                              8,120
               Analytical Instruments
      65,000   Perkin Elmer                                           4,322
               Analytical Instruments for Biotech/Telecom
---------------------------------------------------------------------------
                                                                     12,442

               >SEMICONDUCTORS/RELATED
               EQUIPMENT: 2.5%
     143,100   DSP Group                                              9,445
               Telecom Semiconductors

               >COMPUTER HARDWARE/
               RELATED SYSTEMS: 11.2%
     527,600   Micros Systems                                        33,206
               Information Systems for Restaurants & Hotels
     185,000   American Power Conversion                              7,932
               Uninterruptable Power Systems
      35,000   Kronos                                                 1,037
               Labor Management Solutions
---------------------------------------------------------------------------
                                                                     42,175

                                                                   --------
INFORMATION: TOTAL                                                  206,140

---------------------------------------------------------------------------
Health Care: 8.7%
               >BIOTECHNOLOGY/DRUG DELIVERY: 2.3%
      33,100   Maxygen                                                2,158
               Molecular Breeding
     363,636   Metabolex, Series F                                    2,000
               Drugs for Diabetes
      26,700   Myriad Genetics                                        1,609
               Gene Discovery & Diagnostic Products

Number of Shares                                       Value (000)
------------------------------------------------------------------
    44,900   Genome Therapeutics                           $ 1,058
             Gene Discovery Services

    26,000   Genset                                            845
             Genomics

    55,000   Genzyme Molecular Oncology Division               832
             Gene Expression Technology & Cancer Drugs
------------------------------------------------------------------
                                                             8,502
             >SERVICES: 6.4%
   343,000   First Health Group                             10,847
             PPO Network

   315,400   Lincare Holdings                                8,949
             Home Health Care Services

   856,100   Magellan Health Services                        4,120
             Mental Health Services
------------------------------------------------------------------
                                                            23,916
                                                          --------
HEALTH CARE: TOTAL                                          32,418
------------------------------------------------------------------
Consumer Goods/Services: 5.2%

             >CONSUMER SERVICES: 2.2%
   507,000   Telespectrum                                    3,549
             Call Center Services

   153,000   ITT Educational Services                        2,448
             Technology Oriented Postsecondary
             Degree Programs

   157,600   NuSkin Enterprises                              1,251
             Personal Care/Herbal Products

    43,000   Bally Total Fitness                             1,053
             Fitness Centers
------------------------------------------------------------------
                                                             8,301

             >RETAIL: 3.0%
   395,000   Gadzooks                                        8,567
             Teen Apparel Retailer

    58,500   Whole Foods Market                              2,424
             Natural Food Supermarkets
------------------------------------------------------------------
                                                            10,991
                                                          --------
CONSUMER GOODS/SERVICES: TOTAL                              19,292

------------------------------------------------------------------
Finance: 8.3%

             >BANKS: 1.4%
    93,500   Chittenden                                      2,776
             Vermont & West Massachusetts Bank

    59,000   TCF Financial                                   1,405
             Great Lakes Bank

    41,000   Texas Regional Bancshares                       1,043
             TexMex Bank
------------------------------------------------------------------
                                                             5,224
             >FINANCE COMPANIES: 3.5%
   613,500   AmeriCredit                                    10,008
             Auto Lending

   590,000   World Acceptance                                2,987
             Personal Loans
------------------------------------------------------------------
                                                            12,995

             >MONEY MANAGEMENT: 0.6%
   163,000   Phoenix Investment Partners                   $ 1,263
             Mutual Fund & Pension Manager

    36,800   Pioneer Group                                     856
             Equity Mutual Funds
------------------------------------------------------------------
                                                             2,119
             >INSURANCE: 2.8%

   637,700   UICI                                            4,225
             Insurance/Specialty Finance

   332,100   Acceptance Insurance                            1,806
             Crop Insurance

    93,000   Leucadia National                               2,209
             Insurance Holding Company

    66,000   Protective Life                                 2,095
             Life/Dental Insurance

     2,100   Markel                                            306

     2,108   Markel CVR                                         13
             Specialty Insurance
------------------------------------------------------------------
                                                            10,654
                                                          --------
FINANCE: TOTAL                                              30,992

------------------------------------------------------------------
Industrial Goods/Services: 5.7%

             >INDUSTRIAL GOODS: 0.5%
   108,000   Advanced Lighting Technologies                  2,025
             Metal Halide Lighting

             >SPECIALTY CHEMICALS: 0.7%

   202,600   Lilly Industries, Cl. A                         2,507
             Industrial Coatings

             >OTHER INDUSTRIAL SERVICES: 4.5%

   347,400   Insurance Auto Auctions                         5,862
             Auto Salvage Services

   346,000   Hub Group                                       5,276
             Truck & Rail Freight Forwarder

   422,500   Wackenhut, Cl. B                                4,251
             Prison Management

   150,000   Labor Ready                                     1,481
             Temporary Manual Labor
------------------------------------------------------------------
                                                            16,870
                                                          --------
INDUSTRIAL GOODS/SERVICES: TOTAL                            21,402

------------------------------------------------------------------
Energy/Minerals: 7.9%

             >INDEPENDENT POWER: 1.3%
   281,000   Conectiv                                        4,917
             Electric Utility

             >OIL SERVICES: 0.3%
   135,000   Newpark Resources                               1,080
             Oilfield Fluid Management

             >OIL/GAS PRODUCERS: 1.4%
   473,800   Tesoro Petroleum                                5,449
             Oil Refinery/Gas Reserves

Acorn USA
         >Statement of Investments, continued

Number of Shares                                       Value (000)
------------------------------------------------------------------

             >DISTRIBUTION/MARKETING/REFINING: 4.9%
    181,700  Dynegy                                       $ 11,402
             Natural Gas & Electric Processing &
              Marketing

     83,300  Equitable Resources                             3,733
             Natural Gas Utility & Producer

    193,000  Atmos Energy                                    3,160
             Natural Gas Utility
------------------------------------------------------------------
                                                            18,295
                                                          --------
ENERGY/MINERALS: TOTAL                                      29,741

------------------------------------------------------------------
Real Estate: 0.3%
    47,000   The Rouse Company                                 993
             Regional Shopping Malls
                                                          --------
REAL ESTATE: TOTAL                                             993

                                                          --------
TOTAL COMMON STOCKS: 91.1%                                 340,978

SHORT-TERM OBLIGATIONS: 9.7%                                36,475

                                                          --------
TOTAL INVESTMENTS: 100.8%                                  377,453

CASH AND OTHER ASSETS LESS LIABILITIES: (0.8%)              (2,931)

                                                          --------
TOTAL NET ASSETS: 100%                                    $374,522
------------------------------------------------------------------

Acorn Foreign Forty
     >Major Portfolio Changes in the First Quarter


                                                             Number of Shares
                                                          ----------------------
                                                          12/31/99       3/31/00
Additions
--------------------------------------------------------------------------------
     Europe
>GERMANY
Rhoen Klinikum                                              30,000        50,000

>FINLAND
Comptel                                                     21,200        33,000

>BELGIUM
Audiofina                                                   40,000        50,000

>UNITED KINGDOM/IRELAND
Hays                                                       120,000       600,000
(includes effect of a 2 for 1 stock split)

Irish Life & Permanent                                     170,000       500,000
Peninsular & Oriental                                            0       500,000
SSL International                                           90,000       200,000
Thus                                                       220,000       320,000

>SWITZERLAND
Julius Baer Holding                                              0         1,000

>ITALY
Editoriale L'Espresso                                      208,000       250,000

>NETHERLANDS
ASR Verzekeringsgroep                                            0        78,900
Fox Kids Europe                                              5,000       165,000
Getronics                                                   40,000        65,000

--------------------------------------------------------------------------------
         Asia
>JAPAN
Bellsystem24                                                     0         5,000
Fast Retailing                                                   0        10,000
Orix                                                             0        24,000
(includes effect of a 6 for 5 stock split)

>SINGAPORE
Star Cruises                                               400,000       969,000
Venture Manufacturing                                      325,000       500,000

--------------------------------------------------------------------------------
     Other Countries

>AUSTRALIA
One.Tel Limited                                                  0     1,290,000

>CANADA
ATI Technologies                                                 0       250,000
Clearnet Communications                                          0        90,600

>ISRAEL
Amdocs                                                      90,000       105,000
Comverse Technology                                              0         5,000
Gilat Satellite Network                                          0        14,500

>UNITED STATES
Global Telesystems                                       2,568,000     2,988,000

Sales
--------------------------------------------------------------------------------
     Europe

>UNITED KINGDOM
Airtours                                                    85,000             0
Carlton Communications                                     250,000             0
Exel                                                       300,000             0
(formerly known as NFC)

Logica                                                     150,000       100,000
Sema Group                                                 120,000       100,000

>ITALY
Mediolanum                                                  70,000             0
Saipem SpA                                                 300,000             0

>SPAIN
Mapfre Vida                                                 43,000             0

>NETHERLANDS
Hunter Douglas                                              60,000             0

--------------------------------------------------------------------------------
     Asia

>HONG KONG
SmarTone Telecom                                           324,900             0

>JAPAN
Shohkoh Fund                                                 4,000             0
Softbank                                                     7,000             0

--------------------------------------------------------------------------------
     Other Countries

>CANADA
Canadian Natural Resources                                  70,000             0

>UNITED STATES
Azurix                                                     100,000             0

Acorn Foreign Forty
     >Statement of Investments (Unaudited) March 31, 2000


Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                                                            Common Stocks: 99.7%
--------------------------------------------------------------------------------
Europe: 63.1%
            >GERMANY: 1.3%

    50,000  Rhoen Klinikum                                              $  2,010
            Hospital Management

            >FINLAND: 2.3%

    33,000  Comptel                                                        3,650
            Telephone Billing Software

            >SWEDEN: 3.3%

    60,000  Netcom                                                         5,174
            Telecommunication Services

            >FRANCE/BELGIUM: 8.4%

    50,000  Audiofina  (Belgium)                                           6,148
            TV & Radio Stations

     7,000  M6 Metropole TV                                                4,783
            Television Broadcaster

    18,000  Atos                                                           2,325
            Computer Services/Transaction Processing
--------------------------------------------------------------------------------
                                                                          13,256
            >UNITED KINGDOM/IRELAND: 25.4%

   500,000  Peninsular & Oriental                                          5,197
            Cruise Line

   500,000  Irish Life & Permanent (Ireland)                               4,545
            Life Insurance

   600,000  Hays                                                           3,927
            Outsourcing Services

    82,000  Energis                                                        3,824
            Telecommunication Services

   100,000  Logica                                                         3,352
            Computer Software & Services

   170,000  WPP Group                                                      2,989
            Advertising

   700,000  St James Capital                                               2,836
            Life Insurance

   100,000  Capita Group                                                   2,557
            Outsourcing Services

    27,500  NTL                                                            2,552
            Voice, Video & Data Services

   320,000  Thus                                                           2,392
            Telecommunication Services

   100,000  Sema Group                                                     1,997
            Computer Software & Services

    45,000  Serco Group                                                    1,956
            Facilities Management

   200,000  SSL International                                              1,768
            Medical & Footcare Products
--------------------------------------------------------------------------------
                                                                          39,892
            >SWITZERLAND: 4.0%

     1,000  Julius Baer Holding                                            3,765
            Private Banking, Brokerage & Mutual Funds

       800  Pargesa Holdings                                               1,541
            Industrial & Media Conglomerate

       390  Cie Fin Richemont                                                991
            Luxury Goods, Tobacco & Pay TV
--------------------------------------------------------------------------------
                                                                           6,297

            >ITALY: 8.7%

   250,000  Editoriale L'Espresso                                       $  4,907
            Newspaper & Magazine Publisher

   330,000  Banca Fideuram                                                 4,825
            Life Insurance & Mutual Funds

   800,000  SEAT Pagine Gialle                                             3,965
            Yellow Pages
--------------------------------------------------------------------------------
                                                                          13,697

            >SPAIN: 1.7%

   110,000  Indra Sistemas                                                 2,642
            Computer Services

            >NETHERLANDS: 8.0%

    65,000  Getronics                                                      4,970
            Computer Services

    78,900  ASR Verzekeringsgroep                                          4,130
            Auto/Life Insurance

   165,000  Fox Kids Europe                                                3,474
            Cartoons
--------------------------------------------------------------------------------
                                                                          12,574
                                                                        --------
EUROPE:  TOTAL                                                            99,192

--------------------------------------------------------------------------------
Asia: 18.8%
            >JAPAN: 9.0%

    10,000  Fast Retailing                                                 4,402
            Apparel Retailer

     5,000  Bellsytem24                                                    4,241
            Call Centers

    24,000  Orix                                                           3,475
            Finance Leasing

    12,000  Nintendo                                                       2,112
            Video Games
--------------------------------------------------------------------------------
                                                                          14,230
            >SINGAPORE: 9.8%

   969,000  Star Cruises                                                   8,479
            Cruise Line

   500,000  Venture Manufacturing                                          6,869
            Electronic Manufacturing Services
--------------------------------------------------------------------------------
                                                                          15,348
                                                                        --------
ASIA:  TOTAL                                                              29,578

--------------------------------------------------------------------------------
Other Countries: 17.8%

            >AUSTRALIA: 0.9%

 1,290,000  One.Tel Limited                                                1,409
            Telecommunication Services


            >CANADA: 8.7%

    90,000  Celestica                                                      4,733
            Electronic Manufacturing Services

   250,000  ATI Technologies                                               4,434
            Computer Graphics Chips & Boards

    90,600  Clearnet Communications                                        3,744
            Telecommunications Services

    50,000  Power Financial                                                  740
            Life Insurance & Mutual Funds
--------------------------------------------------------------------------------
                                                                          13,651

Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------

             >ISRAEL: 6.6%
    105,000  Amdocs                                                   $   7,737
             Telecommunications Billing & Customer Care Software

     14,500  Gilat Satellite Network                                      1,700
             Satellite Communications Equipment & Services

      5,000  Comverse Technology                                            945
             Voicemail & Related Systems
-------------------------------------------------------------------------------
                                                                         10,382
             >UNITED STATES: 1.6%
  2,988,000  Global TeleSystems                                           2,615
             Telecommunication Services

OTHER:  TOTAL                                                         $  28,057
                                                                      ---------
TOTAL COMMON STOCKS: 99.7%                                              156,827

SHORT TERM OBLIGATIONS: 0.6%                                              1,001
                                                                      ---------
TOTAL INVESTMENTS: 100.3%                                               157,828

CASH AND OTHER ASSETS LESS LIABILITIES: (0.3%)                             (431)
                                                                       ---------
TOTAL NET ASSETS: 100%                                                 $157,397
================================================================================

     >Portfolio Diversification

At March 31, 2000 the Fund's portfolio of investments as a percent of net assets was diversified as follows:

                                                      Value (000)       Percent
-------------------------------------------------------------------------------

>INFORMATION
Telephone Services                                     $ 21,005            13.4%
Computer Services                                        12,644             8.0
Broadcasting                                             10,931             6.9
Business Software                                         7,737             4.9
Contract Manufacturing                                    6,869             4.4
Publishing                                                4,907             3.1
Semiconductors                                            4,434             2.8
Mobile Communications                                     3,744             2.4
Television Programming                                    3,474             2.2
Advertising                                               2,989             1.9
Telephone Equipment                                       2,645             1.7
Business Information                                      2,642             1.7
Instrumentation                                           2,615             1.7
CATV                                                      2,552             1.6
-------------------------------------------------------------------------------
                                                         89,188            56.7

>HEALTH CARE
Hospital Management                                       2,010             1.3
Pharmaceuticals                                           1,768             1.1
-------------------------------------------------------------------------------
                                                          3,778             2.4

>CONSUMER GOODS/SERVICES
Cruises                                                   8,479             5.4
Retail                                                    4,402             2.8
Leisure Products                                          3,650             2.3
Consumer Software                                         2,112             1.4
Entertainment                                               991             0.6
-------------------------------------------------------------------------------
                                                         19,634            12.5

>FINANCE
Insurance                                              $ 12,252             7.8%
Money Management                                          4,825             3.1
Banks                                                     3,765             2.4
Finance Companies                                         3,474             2.2
Closed End Funds                                          1,541             0.9
-------------------------------------------------------------------------------
                                                         25,857            16.4

>INDUSTRIAL GOODS/SERVICES
Outsourcing Services                                      8,440             5.4
Electrical Components                                     4,733             3.0
-------------------------------------------------------------------------------
                                                         13,173             8.4

>OTHER INDUSTRIES
Transportation                                            5,197             3.3
                                                       ------------------------
TOTAL COMMON STOCKS:                                    156,827            99.7%
SHORT TERM OBLIGATIONS:                                   1,001             0.6%
CASH AND OTHER ASSETS LESS
   LIABILITIES:                                            (431)           (0.3)
                                                       ------------------------
NET ASSETS:                                            $157,397           100.0%
===============================================================================

Acorn Twenty
     >Major Portfolio Changes in the First Quarter

                                                            Number of Shares
                                                        ------------------------
                                                         12/31/99        3/31/00

Additions
--------------------------------------------------------------------------------
     Information

American Power Conversion                                       0         66,000
Jabil Circuit                                                   0         79,000
Perkin Elmer                                                    0         21,000
Pinnacle Holdings                                               0         52,000
Reynolds & Reynolds                                             0        140,000
Tektronix                                                  41,000        100,000
Waters                                                          0         23,000

--------------------------------------------------------------------------------
     Health Care

Incyte Pharmaceutical                                           0          6,000
Techne                                                          0         41,100

--------------------------------------------------------------------------------
     Consumer Goods/Services

Harley-Davidson                                                 0         37,000

--------------------------------------------------------------------------------
     Finance

Comdisco                                                        0         46,000
--------------------------------------------------------------------------------
     Energy/Minerals

Dynegy                                                          0         69,000

Sales
--------------------------------------------------------------------------------
     Information

Liberty Media Group, AT&T                                  82,000         45,000
McLeod USA                                                 68,000         42,000
National Data                                              72,000              0
RCN                                                        82,000         65,000
Telephone and Data Systems                                 30,000              0

--------------------------------------------------------------------------------
     Health Care

First Health                                               75,000        118,700
Lincare Holdings                                          185,000              0

--------------------------------------------------------------------------------
     Consumer Goods/Services

Harrah's Entertainmnt                                     105,000              0
Royal Caribbean Cruises                                    45,000              0

--------------------------------------------------------------------------------
     Finance

AmeriCredit                                               255,000              0
Progressive                                                28,000              0
UICI                                                      143,000              0

--------------------------------------------------------------------------------
     Industrial Goods/Services

ServiceMaster                                             225,000        120,000

--------------------------------------------------------------------------------
     Energy/Minerals

AES Corporation                                            56,000              0
MidAmerican Energy                                         95,000              0
--------------------------------------------------------------------------------

Acorn Twenty
     >Statement of Investments (Unaudited) March 31, 2000

Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------

                                                           Common Stocks: 95.5%
-------------------------------------------------------------------------------
Information: 53.0%

              >TELEVISION PROGRAMMING: 4.0%
     45,000   Liberty Media Group, AT&T                                $  2,666
              Cable & Satellite Programming

              >TELECOMMUNICATIONS/WIRELINE
              COMMUNICATIONS: 10.7%

     42,000   McLeod USA                                                  3,562
              Super Regional CLEC:  Local, Long Distance
              & Internet Services

     65,000   RCN                                                         3,502
              Metro Market CLEC: Voice, Video & Internet Services
-------------------------------------------------------------------------------
                                                                          7,064
              >INSTRUMENTATION: 13.9%

    100,000   Tektronix                                                   5,600
              Analytical Instruments

     23,000   Waters                                                      2,191
              Chromatography, Mass Spectrometry, Thermo Analysis

     21,000   Perkin Elmer                                                1,396
              Analytical Instruments for Biotech, Telecom
-------------------------------------------------------------------------------
                                                                          9,187
              >MOBILE COMMUNICATIONS: 4.3%

     52,000   Pinnacle Holdings                                           2,873
              Towers for Cellular, PCS & Paging

              >CONTRACT MANUFACTURING: 5.2%

     79,000   Jabil Circuit                                               3,417
              Electronic Manufacturing Services

              >COMPUTER HARDWARE & RELATED
              EQUIPMENT: 4.3%

     66,000   American Power Conversion                                   2,830
              Uniterruptable Power Systems

              >BUSINESS INFORMATION: 10.6%

    140,000   Reynolds & Reynolds                                         3,780
              Business Forms & Computer Systems for Car Dealers

     73,000   H & R Block                                                 3,267
              Tax Preparation
-------------------------------------------------------------------------------
                                                                          7,047
                                                                       --------
INFORMATION: TOTAL                                                       35,084

-------------------------------------------------------------------------------
Health Care: 10.7%

             >BIOTECHNOLOGY/DRUG DELIVERY: 0.8%

      6,000  Incyte Pharmaceutical                                          524
             Gene Sequencing

             >HOSPITAL/LABORATORY SUPPLIES: 4.3%

     41,100  Techne                                                       2,836
             Cytokines, Antibodies, Other Reagents
             for Life Sciences

             >SERVICES: 5.6%

    118,700  First Health Group                                        $  3,754
             PPO Network
                                                                       --------

HEALTH CARE: TOTAL                                                        7,114
-------------------------------------------------------------------------------
Consumer Goods/Services: 14.8%

             >LEISURE VEHICLES: 4.4%

     37,000  Harley-Davidson                                              2,937
             Motorcycles & Related Merchandise

             >FURNITURE & MANUFACTURERS: 10.4%

    125,000  Herman Miller                                                3,500
             Office Furniture

    105,000  Jones Apparel                                                3,347
             Women's Apparel
-------------------------------------------------------------------------------
                                                                          6,847
                                                                       --------
CONSUMER GOODS/SERVICES: TOTAL                                            9,784

-------------------------------------------------------------------------------
Finance: 8.5%

             >FINANCE COMPANIES: 3.1%

     46,000  Comdisco                                                     2,030
             Computer Leasing, Venture Capital & CLEC Business

             >MONEY MANAGEMENT: 5.4%

     31,500  SEI Investments                                              3,573
             Mutual Fund Administration
                                                                       --------
FINANCE: TOTAL                                                            5,603
-------------------------------------------------------------------------------
Industrial Goods/Services: 2.0%

             >OTHER INDUSTRIAL SERVICES: 2.0%

    120,000  ServiceMaster                                                1,350
             Facilities Management
                                                                       --------
INDUSTRIAL GOODS/SERVICES: TOTAL                                          1,350

-------------------------------------------------------------------------------
Energy/Minerals: 6.5%

             >OIL REFINING/MARKETING/DISTRIBUTION: 6.5%

     69,000  Dynegy                                                       4,330
             Energy Marketing, Processing, & Generation
                                                                       --------
ENERGY/MINERALS: TOTAL                                                    4,330

                                                                       --------
TOTAL COMMON STOCKS: 95.5%                                               63,265

SHORT-TERM OBLIGATIONS: 1.7%                                              1,147

                                                                       --------
TOTAL INVESTMENTS: 97.2%                                                 64,412

CASH AND OTHER ASSETS LESS LIABILITIES: 2.8%                              1,855

                                                                       --------
TOTAL NET ASSETS: 100%                                                 $ 66,267
===============================================================================

The Acorn
--------------------------
           Family of Funds

Trustees

Irving B. Harris
Chairman

James H. Lorie
Vice Chairman

Leo A. Guthart

Jerome Kahn, Jr.

Steven N. Kaplan

David C. Kleinman

Charles P. McQuaid

Roger S. Meier

Allan B. Muchin

Robert E. Nason

Katherine Schipper

Ralph Wanger

Officers

Ralph Wanger
President

Roger D. Edgley
Vice President

Margaret M. Forster
Vice President

Marcel P. Houtzager
Vice President

Kenneth A. Kalina
Assistant Treasurer

Bruce H. Lauer
Vice President and Treasurer

Charles P. McQuaid
Senior Vice President

Robert A. Mohn
Vice President

John H. Park
Vice President

Steven A. Radis
Vice President and Secretary

Leah J. Zell
Vice President



Investment Advisor
Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-922-6769

Distributor
WAM Brokerage Services, L.L.C.
P.O. Box 8502
Boston, Massachusetts 02266-8502

Transfer Agent, Dividend Disbursing Agent and Custodian
State Street Bank and Trust Company
Attention: Acorn Family of Funds
P.O. Box 8502
Boston, Massachusetts 02266-8502
1-800-962-1585

Legal Counsel
Bell, Boyd & Lloyd LLC
Chicago, Illinois

This report, including the unaudited schedules of investments, is submitted for the general information of the shareholders of Acorn Investment Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.


Our e-mail address is:
acorn@wanger.com

Find out what's new - visit our web site at:
www.acornfunds.com

Acorn Family of Funds Information


     MINIMUM INITIAL INVESTMENT FOR ALL FUNDS              $1,000
                                                           $1,000 FOR AN IRA
     MINIMUM SUBSEQUENT INVESTMENT                         $100
     EXCHANGE FEE                                          NONE


Acorn Fund                                                 ACRNX

     Management Fee                                        0.69%
     12b-1 Fee                                             None
     Other Expenses                                        0.16%
                                                          -----
     Expense Ratio                                         0.85%


Acorn International                                        ACINX

     Management Fee                                        0.81%
     12b-1 Fee                                             None
     Other Expenses                                        0.30%
                                                          -----
     Expense Ratio                                         1.11%


Acorn USA                                                  AUSAX

     Management Fee                                        0.93%
     12b-1 Fee                                             None
     Other Expenses                                        0.22%
                                                          -----
     Expense Ratio                                         1.15%


Acorn Foreign Forty                                        ACFFX

     Management Fee                                        0.95%
     12b-1 Fee                                             None
     Other Expenses                                        0.62%
     Less Expense Reimbursement                           (0.09%)
                                                          -----
     Net Expense Ratio                                     1.48%*


Acorn Twenty                                               ACTWX

     Management Fee                                        0.90%
     12b-1 Fee                                             None
     Other Expenses                                        0.51%
     Less Expense Reimbursement                           (0.04%)
                                                          -----
     Net Expense Ratio                                     1.37%*


Fees and expenses are for the fiscal year ended December 31, 1999 and for Acorn Twenty and Acorn Foreign Forty, include the effect of Wanger Asset Management's undertaking to reimburse those funds for any ordinary operating expenses, net of custodian fees paid indirectly, exceeding 1.35% and 1.45% of their average net assets, respectively. These expense limitations are voluntary and can be terminated by either the Funds or Wanger Asset Management on 30 days' notice to the other.

*Includes custodian fees paid indirectly. Net of those fees, the Net Expense Ratios of Acorn Twenty and Acorn Foreign Forty would have been 1.35% and 1.45%, respectively.

The Acorn                                                 --------------------
-----------------------
        Family of Funds                                        FIRST CLASS
                                                                 PRE-SORT
WAM Brokerage Services, L.L.C.                                 U.S. POSTAGE
P.O. Box 8502                                                     PAID
Boston, MA 02266-8502                                          CHICAGO, IL
Member NASD                                                  PERMIT NO. 1200
                                                          --------------------